As filed with the Securities and Exchange Commission on October 28, 2019

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64	☒

(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With Copies to:
William DeRoche, President	Kelly A. Muschett	Adam T. Teufel
53 State Street	Vice President, Legal Counsel	Dechert LLP
Suite 1308	AGF Investments Inc.	1900 K. Street, NW
Boston, MA 02109	66 Wellington Street West, 31st Floor Toronto, Ontario, Canada M5K 1E9	Washington, D.C. 20006-1110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
NOVEMBER 1, 2019
November 1, 2019
	Class I	Class R6
AGF Global Sustainable Growth Equity Fund	AGPIX	AGPRX
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).
Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

AGF Global Sustainable Growth Equity Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.
Annual Fund Operating Expenses
(expenses you pay each year as a % of the value of your investment)
	Class I	Class R6
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	49.16%	48.54%
Total Annual Fund Operating Expenses	49.81%	49.19%
Fee Waiver and Expense Reimbursement1	(49.01)%	(48.39)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.80%	0.80%
1
AGF Investments America Inc. (“AGFA”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’s average daily net assets. AGFA is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2022, and shall renew automatically for one-year terms unless AGFA provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example (for both Class I and Class R6)
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Class I
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$7,042	$9,862
Class R6
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$7,011	$9,901
The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amounts of any borrowings) in equity securities. Equity securities include, among other instruments, common stock, preferred stock, convertible securities (that are in the money and immediately convertible into equity at the time of investment), installment receipts, trust units, and equity-linked investments such as depositary receipts and participatory notes. The Fund generally invests in shares of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40 percent of its net assets, unless market conditions are deemed unfavorable by AGFA, the Fund’s investment adviser, in companies that are economically tied to countries throughout the world, including by being organized outside of the United States or conducting substantial business outside of the United States. The Fund will normally maintain investments in companies economically tied to a minimum of three countries in addition to the United States.
The Fund may invest up to 20 percent of its assets in issuers located in emerging market countries. AGFA defines emerging market countries to mean those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Market Index.
Under normal circumstances, the Fund invests at least 80 percent of its net assets (plus the amounts of any borrowings) in securities of companies that AGFA believes are positively exposed to sustainable investment themes. AGFA has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which, as defined in a 1987 report of the World Commission on Environment and Development, is economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety. The sustainable investment themes are not necessarily limited to the examples provided above and may change over time based on AGFA’s research. The Fund does not generally expect to invest in companies that are fossil fuel producers. Additionally, the Fund can be expected to emphasize investments in sectors such as Industrials that tend to include companies that are positively exposed to sustainable investment themes and may have a reduced weighting to other sectors such as Financials that are traditionally less exposed to sustainable investment themes. Within this framework, AGFA looks for companies that possess proven management, proprietary and strategic advantages and financial strength.
The Fund may invest in a variety of investment vehicles, including exchange-traded funds (“ETFs”) and other mutual funds, including mutual funds and ETFs managed by AGFA or its affiliates. The Fund may also invest up to 20 percent of its net assets in treasury bills, bonds or other evidence of indebtedness, warrants, and cash or cash equivalents.
Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in
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these markets may be rapid and unpredictable. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by AGFA may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.
Equity Securities Risk.   The value of equity securities generally fluctuate, sometime widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.
Sustainable Investing Risk.   Because the Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Emerging Markets Risk.   Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal and accounting systems and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. These same risks exist and may be greater in frontier markets.
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.
Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and AGFA may not be able to take appropriate actions to mitigate losses to the Fund.
3

Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.
Hedging Risk.   The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and, even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which AGFA valued the investment for purposes of the Fund’s net asset value.
Repurchase and Reverse Repurchase Agreements Risk.   Repurchase and reverse repurchase agreements are subject to counterparty risk in that if a counterparty becomes insolvent, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Reverse repurchase agreements may result in leverage to the Fund.
Credit Risk.   The value of a bond or other debt instrument is likely to be adversely affected if the issuer’s actual or perceived financial health deteriorates. The Fund’s investments in debt instruments are subject to counterparty risk and the risk that the issuer could be late in making principal and/or interest payments.
U.S. Government Securities Risk.   U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt instruments, particularly interest rate risk and credit risk.
Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
New Fund Risk.   The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the MSCI World Net Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com
4

For the period shown in the bar chart above:
Best Quarter	(September 30, 2018)	5.41%
Worst Quarter	(December 31, 2018)	(16.06%)
The year-to-date return as of the calendar quarter ended September 30, 2019 is 20.62%.
Average Annual Total Returns (for the periods ended December 31, 2018)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	(12.40)%	(10.16)%	November 3, 2017
After Taxes on Distributions	(12.39)%	(10.15)%	=
After Taxes on Distributions and Sale of Shares	(7.13)%	(7.61)%	=
MSCI World Net Index1	(8.71)%	(4.89)%	=
1
The performance of the MSCI World Net Index is reduced by the taxes on dividends paid by the international securities issuer in the index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Management
Investment Adviser: AGF Investments America Inc.
Portfolio Manager
Martin Grosskopf, Vice President and Portfolio Manager, has been the portfolio manager of the Fund since November 2017.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Fund’s distributor, or through the Fund’s transfer agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class I shares and Class R6 shares may be bought by individuals and institutions with a $1,000,000 minimum requirement for initial investment (the initial minimum requirement may be waived for certain investors), and no minimum is required for additional investments. For more information, please see Purchasing, Selling, and Exchanging Fund Shares on page 17.
Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a financial intermediary firm (such as a broker-dealer or bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary firm’s website for more information.
5

Additional Information Regarding Investment Objective and Principal Investment Strategies
The Board of Trustees of FQF Trust (the “Trust”), of which the AGF Global Sustainable Growth Equity Fund (the “Fund”) is a series, may change the Fund’s investment objective and principal investment strategies at any time without shareholder approval. The Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law.
The Fund has adopted a non-fundamental policy under Rule 35d-1 under the Investment Company Act of 1940 (“1940 Act”) to invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, consistent with the name of the Fund. Should the Fund change this policy, the Fund would provide shareholders at least 60 days’ notice prior to making the change. For purposes of the Fund’s compliance with this 80% policy, the Fund may use derivatives, closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds to gain exposure to equity securities. Such derivatives usually will be based on their notional value. The Fund may invest in certain ETFs that have obtained exemptive orders from the U.S. Securities and Exchange Commission (“SEC”) that permit registered investment companies to invest in those ETFs beyond the limits of the 1940 Act, subject to certain conditions. (Ordinarily, the 1940 Act would limit the Fund’s investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets.) In reliance on such exemptive orders, the Fund may generally invest in excess of these 5% and 10% limitations in a single ETF or in multiple ETFs, respectively.
The Fund may, from time to time and at the discretion of the Fund’s investment adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies to seek to respond to adverse or unstable market, economic, political, or other conditions or abnormal circumstances, such as large cash inflows or anticipated large redemptions. For example, the Fund may invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market securities, repurchase agreements or securities of other investment companies, including money market funds. The Fund may be unable to pursue or achieve its investment objective during such time, and temporary investments could reduce the benefit to the Fund from any upswing in the market.
The Fund’s investment policies, limitations and other guidelines typically apply at the time an investment is made. As a result, the Fund generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made but subsequently do not meet the investment policy or limitation.
The Fund is subject to certain investment policy limitations referred to as “fundamental policies.” The full text of the Fund’s fundamental policies is included in the Fund’s Statement of Additional Information (“SAI”).
6
AGF Funds

Additional Information Regarding Principal Risks
Information about the Fund’s principal investment strategies and principal risks is provided in the summary section for the Fund. Below is additional information describing in greater detail the principal investment strategies and practices as well as principal and certain non-principal risks for the Fund. The Fund may use the investments or strategies discussed below to different degrees, and, therefore, may be subject to the risks described below to different degrees.
The Fund may hold investments and engage in investment practices that are not part of its principal investment strategies. An investment or type of security specifically identified in the summary prospectus for the Fund is an instrument or type of security that may be a principal investment for the Fund. Further information is provided in the SAI, which you may find helpful to your investment decision. An investment or type of security only identified in the SAI typically is treated as a non-principal investment for the Fund. The fact that a particular risk was not listed as a principal risk for the Fund does not mean that the Fund is prohibited from investing its assets in securities or investments that give rise to that risk.
Market Risk.   The market value of the Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect the Fund’s net asset value (“NAV”), regardless of the individual results of the securities and other investments in which the Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of the Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.
In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by the Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect the Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.
Portfolio Management Risk.   The Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.
Equity Securities Risk.   Stock markets are volatile. The prices of individual equity securities can rise and fall with the fortunes of the companies that issue them or with general stock market conditions. Changes in the price of individual equity securities held by the Fund will affect the Fund’s NAV. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
7
AGF Funds

Sustainable Investing Risk.   Because the Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’s efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.
Foreign Securities Risk.   Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.
Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.
Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
The Fund may trade in futures, forward and option contracts on exchanges located outside the United States where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. The Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.
Foreign Currency Risk.   Securities and other instruments in which the Fund invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely,
8
AGF Funds

when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
The Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the United States or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
Depositary Receipts Risk.   In some cases, rather than directly holding securities of non-U.S. companies, the Fund may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.
In addition, the rights of the Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of the Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.
Emerging Markets Risk.   The Fund may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Fund to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
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AGF Funds

(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.
Equity-Linked Investments.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. An equity-linked investment involves additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow the Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to the Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to the Fund in respect of the counterparty’s obligations to the Fund or that the Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.
Exchange-Traded Funds and Other Investment Companies Risk.   The Fund may invest in underlying funds. An investment in an underlying fund exposes the Fund to the risks associated with the underlying fund’s investments. The Fund will bear its proportionate share of the management and other fees and expenses of the underlying fund. If an underlying fund suspends redemptions or does not calculate its NAV, the Fund may not be able to value part of its assets. An adjustment to the Fund’s holdings of underlying funds may result in gains being distributed to shareholders of the Fund. As a result of such adjustments, the underlying fund may have to make large purchases or sales of securities to meet the purchase or redemption requests of the Fund. The portfolio manager of the underlying fund may have to change the underlying fund’s holdings significantly or may be forced to buy or sell investments at unfavorable prices, which can affect its performance and the performance of the Fund.
The risks of investing in ETFs generally include, among others:
•
Absence of an active market and lack of operating history risk.   There is no guarantee that any particular ETF will be available or will continue to be available at any time. The ETFs may be newly or recently organized investment funds with limited or no previous operating history. Although the ETFs are or will be listed on a U.S. exchange, there can be no assurance that an active public market for an ETF will develop or be sustained.

•
Leverage risk.   Some ETFs may employ leverage (“Leveraged ETF”) in an attempt to magnify returns by either a multiple or an inverse multiple of the particular commodity, benchmark, market index, or industry sector. This can result in the Leveraged ETF experiencing more volatility than the particular commodity, benchmark, market index, or industry sector, and achieving longer-term returns that deviate significantly from the particular commodity, benchmark, market index, or industry sector. An investment in a Leveraged ETF may therefore be highly speculative. In addition, Leveraged ETFs can magnify potential gains or losses, and as a result typically have a higher degree of risk than an ETF that simply tracks the particular commodity, benchmark, market index, or industry sector.

•
Sales at market price risk.   The Fund’s ability to realize the full value of an investment in an underlying ETF will depend on the Fund’s ability to sell such ETF’s shares on a securities market at the then-current market price. If the Fund chooses to exercise its rights to sell ETF shares, then it may receive less than 100% of the ETF’s then-current net asset value per share.

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•
Reinvestment risk.   If an underlying ETF pays distributions in cash that the Fund is not able to reinvest in additional shares of the ETF on a timely or cost-effective basis, then the performance of the Fund will be impacted by holding such uninvested cash.

•
Trading price of ETFs risk.   Shares of an ETF may trade in the market at a premium or discount to the ETF’s net asset value per share and there can be no assurance that shares will trade at prices that reflect their net asset value. The trading price of the shares will fluctuate in accordance with changes in the ETF’s net asset value, as well as market supply and demand on the ETF’s listing exchange.

•
ETF index risks.   The Fund may invest in ETFs which (i) invest in securities that are included in one or more indices in substantially the same proportion as those securities are reflected in a referenced index or indices, or (ii) invest in a manner that substantially replicates the performance of such a referenced index or indices, whether on a leveraged or unleveraged basis.

•
Calculation and termination of the indices risk.   If the computer or other facilities of the index providers or a stock exchange malfunction for any reason, calculation of the value of the indices and the determination by the manager of the prescribed number of units or shares and baskets of securities may be delayed and trading in units or shares of the ETF may be suspended for a period of time. In the event that an index provider ceases to calculate the indices or the license agreement with the manager of an ETF is terminated, the manager of the ETF may terminate the relevant ETF, change the investment objective of the ETF or seek to replicate an alternative index, or make such other arrangements as the manager determines.

•
Cease trading of constituent securities risk.   If constituent securities of the indices cease to be traded at any time by order of a stock exchange, a securities regulatory authority or other relevant regulator, the manager of the ETF may suspend the sale or redemption of units or shares of the ETF until such time as the transfer of the constituent securities is permitted by law.

•
Index investment strategy risk.   The indices on which the ETFs are based are not typically created by the index providers for the purpose of the ETFs. In most cases, the index providers have the right to make adjustments or to cease calculating the indices without regard to the particular interests of the manager of the ETF, the ETF, or the investors in the ETF.

•
Rebalancing and adjustment risk.   Adjustments to baskets of securities held by ETFs to reflect rebalancing of and adjustments to the ETFs’ underlying indices will depend on the ability of the manager of the ETF and its authorized participants to rebalance and adjust the ETF’s portfolio as intended. If such parties fail to rebalance and adjust the ETF’s portfolio as intended, an ETF would be required to sell or purchase, as the case may be, constituent securities of its underlying index in the market. If this happens, the ETF would incur additional transaction costs that would cause the performance of the ETF to deviate more significantly from the performance of such index than would otherwise be expected.

•
Risk of not replicating the indices.   The ETFs will not replicate exactly the performance of the underlying indices on which they are based because the total return generated will be reduced by the management fee payable to the manager of the ETF and transaction costs incurred in adjusting the portfolio of securities held by the ETFs and other expenses of the ETFs, whereas such transaction costs and expenses are not included in the calculation of such indices. It is also possible that, for a short period of time, the ETFs may not fully replicate the performance of such indices due to the temporary unavailability of certain securities that are included in an index in the secondary market or due to other circumstances.

•
Tracking error risk.   Deviations in the tracking by an ETF of the index on which it is based could occur for a variety of reasons. For example, tracking error may occur because of differences between the securities and other instruments held in the ETF’s portfolio and those included in the underlying index.

Adjustments to the basket of securities necessitated by the rebalancing of or adjustment to an index could affect the underlying market for constituent securities of the applicable index which in turn would be reflected in the value of that index. Similarly, subscriptions for units of an ETF by authorized participants may impact the market for constituent securities of the index, as the authorized participant seeks to buy or borrow such securities to constitute baskets of securities to deliver to the ETF as payment for the units to be issued.
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•
ETF industry sector risk.   The Fund may invest in ETFs that provide exposure to securities involving industry sector risks. Investing in one specific sector of the stock market entails greater risk (and potential reward) than investing in all sectors of the stock market. If a sector declines or falls out of favor, the share values of most or all of the companies in that sector will generally fall faster than the market as a whole. The opposite is also true.

An industry can be significantly affected by, among other things, supply and demand, speculation, events relating to international political and economic developments, energy conservation, environmental issues, increased competition from other providers of services, commodity prices, regulation by various government authorities, government regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, and general changes in market sentiment. Moreover, it is possible that other developments, such as increasingly strict environmental and safety laws and regulations and enforcement policies thereunder and claims for damages to property or persons resulting from operations, could result in substantial costs and liabilities, delays or an inability to complete projects or the abandonment of projects.
Exposure to equity securities that have exposure to commodity markets may entail greater volatility than traditional securities. The value of securities exposed to commodity markets may be affected by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes and tariffs.
The extent of these factors cannot be accurately predicted and will change from time to time, but a combination of these factors may result in issuers not receiving an adequate return on invested capital. Many industries are very competitive and involve many risks that even a combination of experience, knowledge and careful evaluation may not be able to overcome.
Hedging Risk.   The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and, even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
The Fund may enter into foreign currency forward contracts in order to protect against the potential decline in value of its foreign currency-denominated portfolio securities due to a potential decline in the value of the foreign currencies against the U.S. dollar. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. In addition, the Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.
There are several risks associated with the use of futures contracts and futures options as hedging techniques. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the Fund may lose money. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Liquidity Risk.   Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. The Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices. Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.
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Additionally, liquid investments may become illiquid after purchase by the Fund, particularly during periods of adverse market or economic conditions. To the extent that the Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. The Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.
Repurchase and Reverse Repurchase Agreements Risk.   Through a repurchase agreement, the Fund buys securities for cash from a counterparty at a price set at the date of purchase and at the same time agrees to resell the same securities for cash to the counterparty at a price (usually higher) at a later date. Repurchase agreements involve certain risks. In entering into repurchase agreements, the Fund is subject to the risk that the purchaser may not fulfill its obligations in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding cash in an amount that is less than the value of the sold securities at the relevant time. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement.
Through a reverse repurchase agreement, the Fund sells a security at one price and agrees to buy it back from the buyer at a fixed price on a specified date. Reverse repurchase agreements involve certain risks. The Fund is subject to the risk that the counterparty may not fulfill its obligation to repurchase the securities in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding securities which are trading at a price lower than the agreed repurchase price. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leverage generally has the effect of increasing volatility of the Fund because leveraging tends to exaggerate any increase or decrease in the Fund’s net asset value.
Credit Risk.   Credit risk is the risk that an issuer of a bond or other fixed income security will not be able to pay interest or repay the principal when it is due. Credit risk is generally lowest among issuers that have a high credit rating from an independent credit rating agency. It is generally highest among issuers that have a low credit rating or no credit rating. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). The prices of securities with a low rating or no rating tend to fluctuate more than securities with higher ratings. Securities with a low rating or no rating usually offer higher interest rates, which may help to compensate for the higher credit risk. The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
U.S. Government Securities Risk.   U.S. Government securities issued directly by the U.S. Government are guaranteed by the U.S. Treasury. U.S. Government securities may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, and are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, such securities are nonetheless subject to credit risk (the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments).
Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. These securities, therefore, are riskier than those that are insured or guaranteed by the U.S. Treasury.
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Large Shareholders Risk.   The Fund is subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, the Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. The Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, the Fund may also experience frequent large shareholder transactions.
New Fund Risk.   The Fund is new with limited operating history. As a result, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in the Fund. The Fund may also require a period of time before it is invested in securities that meet its investment objectives and policies and achieve a representative portfolio composition. The Fund has limited performance history for investors to evaluate and may not attract sufficient assets to achieve investment and trading efficiencies. Until the Fund achieves sufficient scale, shareholders may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.
PORTFOLIO HOLDINGS INFORMATION
The Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed within 60 days of quarter-end at www.agf.com. A description of the Fund’s other policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.
INVESTMENT ADVISORY SERVICES
The Adviser
AGFA is the Fund’s investment adviser pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”). Through an inter-company agreement, AGFA may utilize the research, trading and other resources of its Canadian affiliate, AGF Investments Inc. (“AGFI”), an independent global asset management firm based in Toronto, Ontario, Canada, to assist in the provision of investment management services to the Fund. The named individual portfolio manager is a dual employee of AGFA and AGFI. AGFI is not a registered investment adviser in the United States. More information regarding the relationship between AGFA and AGFI may be found in the SAI. AGFA is a corporation organized under the laws of Ontario, Canada, with its principal offices located at 66 Wellington St. W., 31st Floor, Toronto, Canada, M5K 1E9. AGFA was founded in 2007.
Management Fees
The Fund pays contractual investment management fees at a rate of 0.65% of a percentage of average net assets. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Fund is available in the Fund’s report to shareholders for the period ended June 30, 2019.
Pursuant to the terms of an Expense Limitation Agreement, AGFA has contractually agreed to reduce its management fees to the extent a share class’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets. This Expense Limitation Agreement will continue in effect until November 1, 2022. The Expense Limitation Agreement may only be terminated by the Board of Trustees of the Fund.
Portfolio Manager
The portfolio manager of the Fund, Martin Grosskopf, undertakes portfolio management activities for the Fund.
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Mr. Grosskopf, Vice President and Portfolio Manager, manages investment portfolios for AGFI and AGFA, and also provides input on sustainability and ESG issues across the AGF investment teams. Mr. Grosskopf is also a former board member of the Responsible Investment Association (RIA). Mr. Grosskopf’s portfolio management experience began when he joined Acuity Investment Management Inc., a firm acquired by AGF Management Limited and AGFI, in 2000 as Director of Sustainability Research and Portfolio Manager. He served as a Project Manager with CSA International from 1997 until 2000 and prior to 1997, he was an Environmental Scientist with Acres International Limited. Mr. Grosskopf holds a BA from the University of Toronto, a MES from York University and an MBA from the Schulich School of Business and NIMBAS.
Performance Information on the Investment Adviser’s Other Similar Accounts
The tables below set forth data relating to the historical performance of the AGF Global Sustainable Growth Equity Composite (the “Composite”), the performance presentations of other accounts managed by AGF Investments (as defined below) since December 31, 2007, which has a substantially similar investment objective, policies and strategies as the Fund. The Composite is comprised of accounts that seek to provide capital growth potential by investing in a diversified portfolio of global companies that fit the composite’s concept of sustainable development. The AGF Global Sustainable Growth Equity investment strategy focuses on four major themes: 1) Energy and Power Technologies; 2) Waste Management and Pollution Control; 3) Water and Waste Water Solutions; and 4) Environmental Health and Safety, while also performing thorough due diligence on company fundamentals.
The performance information for the Composite is the net total return. Net total returns are calculated by reducing gross returns by the highest advisory fee currently charged by AGF Investments (as defined below) to manage these investment strategies and brokerage expenses. It does not reflect custodial fees. Also, as of September 30, 2019, the accounts in the Composite (other than the Fund) were not U.S. mutual funds and, thus, were not subject to the requirements of the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, would have affected their performance, and they do not reflect transfer agency, custody fees, distribution fees and other expenses to which the Fund is subject. Accordingly, the performance results of the Composite is greater than what the Fund’s performance would have been during the same period.
AGFI is a global investment management firm providing investment management services to retail investors primarily located in Canada and institutional investors globally. From a composite perspective, “AGF Investments” is comprised of AGFI, AGFA, AGF Asset Management Asia Ltd. and AGF International Advisors Company Limited. AGF Investments claims compliance with the Global Investment Performance Standards (GIPS®). To receive a full list of AGF Investments GIPS® compliant composite descriptions and/or a GIPS® compliant presentation, please contact 833-AGF-FUND (833-243-3863).
AS EXPLAINED ABOVE, THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE FUND and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
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AGF Global Sustainable Growth Equity Composite (data as at September 30, 2019)
		1 Yr. (%)	3 Yr. (%)	5 Yr. (%)	10 Yr. (%)	Since Performance Start Date* (%)
AGF Global Sustainable Growth Equity Composite	Gross	2.79%	9.75%	7.22%	9.20%	2.85%
	Net	2.08%	8.99%	6.47%	8.60%	2.31%
MSCI World Net Index**		1.83%	10.21%	7.18%	8.97%	4.86%
*
The “Since Performance Start Date” of the Composite was December 31, 2007.

**
The benchmark is the MSCI World Net Index. The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Prior to February 28, 2014, the benchmark was the MSCI World Index ex-Tobacco.

The Composite was created on December 31, 2007. Performance is in U.S. dollars (US$) and displays gross and net-of-fees returns. Net-of-fees returns are calculated by deducting the maximum institutional fee charged from the gross-of-fee return. The Composite has been examined for the period from December 31, 2007 to December 31, 2018. The Composite was rebranded on January 1, 2014 upon the merger of the Acuity Clean Environment Equity Composite and the AGF Equity Specialty Composite. The historical returns of the Acuity Clean Environment Equity Composite were not linked in this new composite. AGF Equity Specialty Composite was created on December 31, 2007. For the period prior to 2012, this composite was managed by Acuity Investment Management Inc. The investment style has remained intact after the transition to AGF Investments.
SERVICE PROVIDERS
Distributor
Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with AGFA or its affiliates.
Administrator and Custodian
J.P. Morgan Chase Bank, N.A. serves as the administrator of the Fund and also serves as custodian of the Fund’s investments.
Transfer Agent
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207, serves as the transfer agent to the Fund.
Compliance Support
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FFOS is not affiliated with AGFA, J.P. Morgan Chase Bank, N.A., the Transfer Agent or their affiliates.
Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Fund. FMS is not affiliated with AGFA, J.P. Morgan Chase Bank, N.A., the Transfer Agent or their affiliates.
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Purchasing, Selling and Exchanging Fund Shares
The information below explains how to purchase and sell shares of the Fund directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.
Class I Shares
Class I shares of the Fund are sold at NAV and may be bought directly through the Transfer Agent and through authorized financial intermediaries.
Class R6 Shares
Class R6 shares of the Fund are sold at NAV and may be bought directly through the Transfer Agent and through authorized financial intermediaries.
Investment Minimums and Eligibility Requirements
Eligible investors for Class I shares include the following:
•
Class I shares are offered by the Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Fund nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the Fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g., spouses and children).

Class I shares of the Fund has an investment minimum of  $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Fund reserves the right to redeem shares if an account balance for the Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class I shares of the Fund may be changed from time to time. Any such changes will be reflected in the Fund’s then current prospectus and SAI.
Eligible investors for Class R6 shares include the following:
•
Class R6 shares are offered by the Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by AGFA that hold shares of the Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of  $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby

17
AGF Funds

shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403 (b) plans.
Class R6 shares of the Fund have an investment minimum of  $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Fund reserves the right to redeem shares if an account balance for the Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class R6 shares of the Fund may be changed from time to time. Any such changes will be reflected in the Fund’s then current prospectus and SAI.
Opening Your Account and Buying Shares of the Fund
You will need to open a shareholder account to purchase and sell Class I and Class R6 shares of the Fund.
Investors may purchase shares of the Fund directly or through financial intermediaries that are authorized to sell Fund shares. If you open your account through an authorized broker or other financial intermediary, they will ordinarily assist you in completing the necessary application to open your account. Please contact your financial intermediary to obtain procedures for purchasing shares of the Fund.
Otherwise, Eligible Investors may purchase shares directly from the Fund by completing a new account application. You can obtain an account application or request more information about opening an account by calling U.S. Bancorp Fund Services, LLC, the Fund’s Transfer Agent at 833-AGF-FUND (833-243-3863). You may also visit www.agf.com. Once completed, you may submit your application by following one of the steps outlined below.
Shares of the Fund have not been registered outside of the United States. AGFA does not generally offer shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail
•
Please complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•
Please make your check payable to “AGF Funds”. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.
Mail your application and check to:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
By overnight courier, send to:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

18
AGF Funds

•
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Wire
•
To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you.

•
Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire.

•
Your bank must include both the name of the Fund, the share class, the shareholder account number and the account registration name so that monies can be correctly applied.

Please use the following wire instructions:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Account registration name and shareholder account number)
•
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from another AGF Fund
•
Please call 833-AGF-FUND (833-243-3863). If you already have an account with us and your account is authorized for telephone transaction privileges, you may open an account in the Fund. The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please call 833-AGF-FUND (833-243-3863) if you need additional assistance when completing your Application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days (a day when the Trust is open for normal business, “Business Day”) if clarifying information/documentation is not received.
19
AGF Funds

To Add to Your Account
To add to your account, you may take one of the following steps:
By Telephone
Investors may purchase additional shares of the Fund by calling 833-AGF-FUND (833-243-3863). If you did not decline the telephone option on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
By Mail
•
Make your check payable to “AGF Funds.”

•
Mail the stub from your confirmation statement. Or, if unavailable, please provide the following information with your payment:

 –
AGF Investments America Inc.

 –
Account registration name and shareholder account number

 –
Share class

Mail your additional investment to:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
By overnight courier, send to:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Wire
•
To purchase shares and make additional investments by bank wire, please use the following wire instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Account registration name and shareholder account number)
•
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

20
AGF Funds

•
Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire.

By Exchange from Another AGF Fund
Please refer to the information under “Exchanging Fund Shares” below.
You can also add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.
Dividends and Distributions and Directed Dividend Option
Dividends and distributions will be automatically reinvested unless you request otherwise. Dividends will differ among classes of the Fund due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually. By selecting the appropriate box in the account application, you can elect to have your distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment or cash option at any time in writing or by telephone at least five days prior to the record date of the distribution.
If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE.
Transaction Information
You buy shares of the Fund at NAV. The Fund’s NAV generally is calculated as of the close of normal trading on each Business Day (usually 4:00 p.m. Eastern Time). On any day that the NYSE has an earlier closing time or as otherwise permitted by the SEC, the Fund reserves the right to: (i) advance the time the NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received or (ii) accept purchase and redemption orders until (and calculate its NAV as of) the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not accept purchase and redemption orders on days that the NYSE is closed for business.
Transaction Cut-Off Times
All purchase or sell orders are processed at the NAV next determined after your order was received in good order by the Transfer Agent, or your financial intermediary. You may submit your order by mail, phone, or through your financial intermediary. The cut-off time for an order is market close (usually 4:00 p.m. Eastern Time).
A purchase request in good order includes the name of the Fund and Share class; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the AGF Funds. A sell request in good order contains your shareholder account number, states whether you want all or some of your shares redeemed, and is signed by all of the shareholders whose names appear on the account registration.
Selling Shares of the Fund
Class I and Class R6 shares of the Fund will be sold at the NAV next calculated after your request is submitted in good order. You will generally receive the proceeds of your sale within seven days after your request was received in good order.
21
AGF Funds

The Fund typically sends the redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Fund may suspend the right to redeem shares of the Fund and may postpone payment for any period beyond seven days:
•
during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

•
when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

•
as the SEC may by order permit for the protection of the security holders of the Fund; or

•
at any other time as the SEC, laws or regulations may allow.

In the interests of all shareholders, the Fund may temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so.
If you are redeeming shares that you recently purchased by check or electronic funds transfer through the ACH network, the Fund may delay sending your redemption proceeds until your payment for the purchase has cleared. This may take up to 15 calendar days after your purchase is received.
The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under the “Redemptions In-Kind” section below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.
If selling your shares through your financial adviser or broker, please contact them to ask about their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that may affect your redemption. Otherwise, please follow the information below.
To sell shares please contact U.S. Bancorp Fund Services, LLC, the Fund’s Transfer Agent:
By Phone:
If you have previously authorized telephone redemptions, proceeds redeemed by telephone will be sent only to an investor’s address or bank of record as shown on the records of the Transfer Agent.
You may redeem up to $100,000 by calling 833-AGF-FUND (833-243-3863). If you have changed your address, there is a 15 calendar day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
22
AGF Funds

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
IRA and other retirement plan redemptions
If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.
Shares held in IRA accounts may be redeemed by telephone at 833-AGF-FUND (833-243-3863). Investors will be asked whether or not to withhold taxes from any distribution.
By Mail:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1.
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the shareholder account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

2.
Mail or courier the letter to the applicable address above or below.

3.
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Overnight Courier:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
By Wire:
Redemption proceeds may be wired to your pre-identified bank account. A $15 fee may be deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of  $15 may be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following Business Day. If the Fund
23
AGF Funds

receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second Business Day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” section below for information on when a signature guarantee is required.
Signature Guarantees
A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:
•
If ownership is being changed on your account;

•
When redemption proceeds are payable or sent to any person, address or bank account not on record;

•
If a change of address was received by the Transfer Agent within the last 15 calendar days; and

•
For all redemptions in excess of  $100,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A signature guarantee from a notary public is not acceptable.
Redemptions In-Kind
The Fund reserves the right to pay certain large redemptions, either totally or partially, in-kind with securities (instead of cash), consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. The securities involved in a redemption in-kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder were to receive a redemption in-kind, it would be the responsibility of the shareholder to dispose of the securities, which may result in capital gains or other tax consequences. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it may be difficult to sell the securities, and that brokerage fees and other transaction costs could be incurred.
Exchanging Fund Shares
An exchange is when you sell shares of a class of the Fund and use the proceeds from that sale to purchase shares of the same class of another mutual fund managed by AGFA in the Trust. You may make exchanges only between identically registered accounts (same account registration name(s), address and taxpayer ID number(s)). Please confirm with the Transfer Agent that the fund into which you intend to exchange is available for sale in your State. Not all funds available for exchange may be available for purchase in your State. You may make exchanges on any Business Day of shares of the Fund for corresponding shares of any other mutual fund managed by AGFA in the Trust on the basis of the respective NAVs of the shares involved.
Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Transfer Agent or your financial intermediary prior to 4:00 p.m. Eastern Time in order to be processed at that Business Day’s NAV.
The exchange privilege may be modified or discontinued at any time.
Compensation to Financial Intermediaries
AGFA may compensate financial intermediaries for the sale of Fund shares out of its own resources. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in
24
AGF Funds

the fees and expenses listed in the Fund’s expense table in this Prospectus. These payments will generally vary. AGFA determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, and the quality of the dealer’s relationship with AGFA. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Fund.
PRICING FUND SHARES
The NAV per share is calculated separately for each class of shares of the Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class. The NAV of the Fund’s share classes is calculated once as of the close of normal trading on each Business Day (usually 4:00 p.m. Eastern Time). If the NYSE has an earlier closing time (scheduled or unscheduled), such as on days in advance of holidays generally observed by the NYSE, the Fund may calculate its NAV per share class as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day, so long as AGFA believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund generally does not calculate its NAV on any non-Business Day. However, if the NYSE is closed for any other reason on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day, so long as AGFA believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund discloses its NAV on a daily basis. For more information, or to obtain the Fund’s NAV, please call 833-AGF-FUND (833-243-3863) or visit www.agf.com.
When calculating the NAV of the Fund’s stocks, securities held by the Fund are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, and there has been a significant event, securities are priced at their fair value, which is the price the Fund might reasonably expect to receive upon its sale. Fair value prices may differ from current market valuations. The Board of Trustees has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board has established. Shares of an underlying ETF held by the Fund are valued at the mean of the closing bid/ask spread or if no ask is available, at the last bid price of such ETF. Shares of a mutual fund held by the Fund are valued at the NAV of the underlying mutual fund.
FREQUENT TRADING
The Fund does not intended to be used as a vehicle for frequent, excessive or short-term trading and should not be purchased by active investors. The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Fund. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading can include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund does not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.
For purposes of applying the Fund’s policies, AGFA may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if AGFA reasonably believes that the trading activity would be harmful or disruptive to the Fund.
The Fund may revise its market timing procedures at any time without prior notice as it deems necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers).
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AGF Funds

DIVIDENDS AND TAXES
Dividends
The Fund pays its shareholders dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available. There are no fees or sales charges on reinvestments.
Taxes
Tax on Distributions — Fund dividends and distributions are taxable to you (unless your investment is through an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.
In addition to federal tax, dividends and distributions may be subject to state and local taxes. If the Fund declares a dividend or distribution in October, November or December of a calendar year but pays it in January of the following calendar year, you may be taxed on that dividend or distribution as if you received it in the calendar year in which the dividend or distribution is declared.
The maximum individual federal income tax rate applicable to “qualified dividend income” and long-term capital gains ranges from 0% to 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower federal income tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period as well as other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. The amount of the Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
Tax-deferred retirement accounts generally do not incur a tax liability with respect to the Fund’s dividends or other distributions unless you are taking a distribution or making a withdrawal.
The Fund generally has “short-term capital gains” when it sells assets at a gain within one year after buying them. Your share of the Fund’s net short-term capital gains generally will be taxed at ordinary income rates. The Fund generally has “long-term capital gains” when it sells assets at a gain that it has owned for more than one year. Distributions designated by the Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.
The Fund will mail you information concerning the tax status of the distributions shortly after the end of each calendar year.
If you buy shares of the Fund before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares).
Taxes on Sales, Redemptions or Exchanges — You may be taxed on any sale, redemption or exchange of Fund shares. Generally, gain or loss realized upon the sale, redemption or exchange of Fund shares will be capital gain or loss if you hold the shares as capital assets and will be taxable as long-term capital gain or loss if you held the shares for more than one year, or as short-term capital gain or loss if you held the shares as capital assets for one year or less, at the time of the sale, redemption or exchange.
If your tax basis in your shares held as capital assets exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you generally will recognize a capital loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent
26
AGF Funds

of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.
Medicare Tax — An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Back-Up Withholding — The Fund may be required to withhold federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the IRS that you are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
Foreign Taxes — The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder either (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.
Foreign Shareholders — Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.
Cost Basis—The Fund (or its administrative agents) or, for a shareholder that purchased Fund shares through a financial intermediary, the financial intermediary, is generally required to report to the IRS and furnish to Fund shareholders cost basis and holding period information upon a redemption of shares.
In the absence of an election, the Fund will use a default cost basis method which is the average cost method. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on the trade date of each such sale of Fund shares.
Fund shareholders should consult with their tax advisers prior to making redemptions to determine the appropriate cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.
You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the SAI for additional tax information.
27
AGF Funds

Additional Information
The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, custodian, principal underwriter and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this Prospectus, the SAI nor any other communication to shareholders is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any series of the Trust, including the Fund, and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Lost Accounts/Unclaimed Assets
Please note that based upon statutory requirements for returned mail, the Fund and the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
Investors resident in the state of Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Fund Mailings
We will mail you the following reports and statements:
•
Confirmation statements (after every transaction that affects your account balance or your account registration);

•
Annual and semi-annual shareholder reports (every six months) and

•
Quarterly account statements

Householding Policy
To reduce expenses, we may mail only one copy of the prospectus or summary prospectus, each annual and semi-annual report, and any proxy statements to each address shared by two or more accounts with the same last name or that we reasonably believe are members of the same family. If you wish to receive individual copies of these documents, please write to us at: AGF Investments America Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701; or call 833-AGF-FUND (833-243-3863) on days the Fund is open for business; or contact your financial intermediary. We will begin sending you individual copies thirty days after receiving your request.
28
AGF Funds

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance from commencement of operations through June 30, 2019. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements for the period ended June 30, 2019, is included in the annual report of the Fund and is available upon request.
FQF Trust
Financial Highlights for a share outstanding throughout the period:
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment Incomea	Net realized and unrealized (loss) from investments	Total investments operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Global Sustainable Growth Equity Fund – Class I
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Growth Equity Fund – Class R6
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* − 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
	RATIOS/SUPPLEMENTAL DATA
	Ratios to average net assetsc
	Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment (loss), before reimbursements and/or waivers	Total Returnb	Portfolio turnover rateb	Ending net assets (thousands)
AGF Global Sustainable Growth Equity Fund – Class I
Year Ended June 30, 2019	49.81%	0.80%	0.54%	(48.47)%	7.73%	37%	$609
For the period 11/03/17* − 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375
AGF Global Sustainable Growth Equity Fund – Class R6
Year Ended June 30, 2019	49.19%	0.80%	0.53%	(47.86)%	7.73%	37%	$403
For the period 11/03/17* – 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374
*
Commencement of investment operations.

a
Net investment income (loss) per share is based on average shares outstanding.

b
Not annualized for periods less than one year.

c
Annualized for periods less than one year.

29

Statement of Additional Information
The SAI also provides additional information about the Fund’s investments, strategies and risks and a more detailed description of certain the Trust policies and procedures. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders. The annual report lists the holdings of the Fund (or a summary of holdings), describes Fund performance, include audited financial statements and discusses how investment strategies and Fund performance have responded to recent market conditions and economic trends. The semi-annual report lists the holdings of the Fund (or a summary of the holdings) and includes unaudited financial statements. The annual and semi-annual reports may contain a summary schedule of investments for the Fund. A complete schedule of investments may be obtained as noted below.
How to Obtain Documents and Contact the Fund
If you have any questions about the Fund or would like to obtain a copy of the Prospectus, SAI or annual or semiannual report, once filed, they are or will be available, free of charge, at www.agf.com or you may also write to or call the Fund at:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 833-AGF-FUND (833-243-3863)
How to Contact the SEC
You may also access reports and other information about the Trust on the EDGAR Database on the SEC’s webpage at www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.
SEC File Number: 811-22540
30

Statement of Additional Information
FQF Trust
53 State Street
Suite 1308
Boston, MA 02109
833-AGF-FUND (833-243-3863)
November 1, 2019
	Class I:	Class R6:
AGF Global Sustainable Growth Equity Fund	AGPIX	AGPRX
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of FQF Trust (the “Trust”) with respect to the AGF Global Sustainable Growth Equity Fund dated October 31, 2019 (the “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell Shares of the Fund. A written offer can be made only by a prospectus. A copy of the Prospectus and the Fund’s shareholder reports are available, without charge, upon request to the address above, by telephone at the number above, or by visiting www.agf.com. You should read the Prospectus carefully before investing.
No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. The Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below:
“1933 Act” means Securities Act of 1933, as amended.
“1934 Act” means Securities Exchange Act of 1934, as amended.
“1940 Act” means Investment Company Act of 1940, as amended.
“Adviser” or “AGFA” means AGF Investments America Inc.
“Board of Trustees” or “Board” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“CFTC” means Commodity Futures Trading Commission.
“Code” or “Internal Revenue Code” means Internal Revenue Code of 1986, as amended.
“Distributor” or “Foreside” means Foreside Fund Services, LLC.
“AGFiQ ETFs” means exchange-traded funds managed by AGF Investments LLC, an affiliate of AGFA.
“Fund” means the series of the Trust identified on the front cover of this SAI.
“Independent Trustee” means a Trustee who is not an “interested person” as defined under Section 2(a)(19) of the 1940 Act.
“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the 1940 Act.
“NAV” means the net asset value of the Fund.
“RIC” means a “regulated investment company” as defined in section 851(a) of the Code.
“SAI” means this statement of additional information.
“SEC” means U.S. Securities and Exchange Commission.
“Share” means share of beneficial interest in the Fund.
“Trust” means FQF Trust.
“Trustee” means a trustee of the Trust.

Information about The Trust
The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on November 19, 2009. There are series of the Trust other than the Fund, which are not discussed in this SAI. Other series of the Trust may be added in the future.
AGFA is the investment adviser to the Fund.
The investment objective and policies of the Fund, unless otherwise noted, may be changed by the Board without the approval of shareholders. The Fund is also required to operate within limitations imposed by its fundamental investment policies, which may not be changed without shareholder approval. These limitations are set forth under “Investment Restrictions.” The Fund is an open-end, management investment company and is classified as a “diversified company” within the meaning of the 1940 Act.
As disclosed in the Fund’s Prospectus, investors should note that the Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time. In the event the Board determines to liquidate the Fund, shareholders may be subject to adverse tax consequences. A shareholder would not be entitled to any refund or reimbursement of expenses incurred, directly or indirectly, by the shareholder (such as sales charges, if any, or fees and expenses) as a result of its investment in the Fund. In addition, the shareholder may receive a liquidating amount that is less than the shareholder’s original investment.
Investment Policies, Techniques and Related Risks
Reference is made to the Prospectus for a discussion of the principal investment objectives and policies of the Fund. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The investment techniques and strategies discussed below may be used by the Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. The Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to the Fund, will result in the achievement of the Fund’s investment objective. Also, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.
Additional information concerning the Fund, its investments policies and techniques, and the securities and financial instruments in which it may invest is set forth below.
Asset Segregation.   As a registered investment company, the Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle, for example, the Fund must identify on its books liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not an offsetting position. However, with respect to certain swaps, futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, the Fund may identify liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Instruments that do not cash settle may be treated as cash settled for asset segregation purposes when the Fund has entered into contractual arrangements with third party futures commission merchants (“FCMs”) or other counterparties to off-set the Fund’s exposure under the contract and, failing that, to assign their delivery obligation under the contract to the counterparty. The Fund reserves the right to modify its asset segregation policy in the future in its discretion, consistent with the 1940 Act and applicable regulatory guidance or interpretation. By identifying assets equal to only its net obligations under certain instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to identify assets equal to the full notional amount of the instrument. The values of the Fund’s “senior securities” holdings are marked-to-market daily to ensure proper coverage. In the case of  “anticipatory” hedges and “cross-currency” hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will maintain liquid assets as described above.
Borrowing.   The Fund may borrow from banks. Borrowing may be done for any purpose permitted by the 1940 Act or as permitted by the Fund’s investment policies and restrictions. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.
Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. In the event the Fund borrows, the Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Collateralized Loan Obligations and Collateralized Debt Obligations.   A collateralized loan obligation (“CLO”) is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. The Fund’s investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of CLO securities in which the Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs, but are backed by pools of assets consisting of securities and other instruments rather than only loans, typically including bonds, other structured finance securities (including other asset-backed securities and other CLOs) and/or synthetic instruments. CDOs are often highly leveraged, and like CLOs, the risks of investing in CDOs may be magnified depending on the tranche of CDO securities held by the Fund. The nature of the risks of CDOs depends largely on the type and quality of the underlying collateral and the tranche of CDOs in which the Fund may invest. CDOs collateralized by pools of asset-backed securities carry the same risks as investments in asset-backed securities directly, including losses with respect to the collateral underlying those asset-backed securities. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.
Commercial Paper.   The Fund may invest in commercial paper, which represents short-term (generally, nine months or less) unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies, if it is rated at the time of investment in the highest ratings category by a nationally recognized statistical ratings organization (“NRSRO”), such as Prime-1 by Moody’s or A-1 by S&P, or if not rated by an NRSRO, if AGFA determines that the commercial paper is of comparable quality. In addition, the Fund may invest up to 5% of its total assets in commercial paper if, when purchased, it is rated in one of the two highest ratings categories by an NRSRO, or, if unrated, AGFA determines that the commercial paper is of comparable quality. A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to rating agencies by the issuer or obtained from other sources the rating agencies consider reliable. The rating agencies do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
Convertible Securities.   The Fund may invest in convertible securities, which are securities that may be converted, either at a stated price or rate within a specified period of time, into a specified number of shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Convertible securities have unique investment characteristics. By permitting the holder to exchange his investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Thus, to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.
Convertible securities share fixed income and equity characteristics and risks until converted, as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. Of course, like all debt securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. The Fund’s investments in convertible securities may be negatively influenced by an increase in interest rates or a deterioration of the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness, although often to a lesser extent than with debt securities. These investments also may be negatively influenced by adverse developments relating to the common stock into which they may be converted, including general market conditions or issuer-specific factors. Convertible securities generally rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer.
The Fund may invest in “synthetic” convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, the Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument.
Cybersecurity and Operational Risk.   The Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or its service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While the service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Debt Securities.   The Fund may invest in debt securities with fixed, variable or floating (including inverse floating) rates of interest. To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the NAV of the shares of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of the Fund’s investments, changes in relative values of the currencies in which the Fund’s investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks.
The Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) raised interest rates beginning in 2015 and continued to increase interest rates through 2018. However, interest rates in the U.S. and many parts of the world, including certain European countries, remain at or near historically low levels. In July 2019, the Federal Reserve Board lowered the federal funds rate for the first time since 2008. In addition, the central banks of certain European countries and Japan have recently experienced (or currently are expected to experience) negative interest rates on certain fixed income instruments, and similar interest rate conditions may be experienced in other regions. Very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). Changing interest rates may have unpredictable effects on securities markets in general, directly or indirectly impacting the Fund’s investments, yield and performance.
The Fund’s investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.
Moreover, the values of lower-rated debt securities that the Fund purchases may fluctuate more than the value of higher-rated debt securities. Lower-rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower-rated fixed income securities generally tend to reflect short term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Fund but will be reflected in the NAV of the Fund’s shares.
Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

When and if available, debt securities may be purchased at a discount from face value. From time to time, the Fund may purchase securities not paying interest or dividends at the time acquired. Investment grade securities are generally securities rated at the time of purchase Baa3 or better by Moody’s or BBB- or better by S&P or comparable non-rated securities. Non-rated securities will be considered for investment by the Fund when AGFA believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund’s objective and policies.
The ratings of fixed income securities by an NRSRO are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor’s standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. AGFA will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.
Fixed Income Instruments.   The value of fixed income or debt instruments may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt instruments with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to two years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal, or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments. At times, in connection with the restructuring of a preferred stock or fixed income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed income instrument. Depending upon, among other things, AGFA’s evaluation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio.
High-Yield Fixed Income Investments.   High yield/high risk bonds (“high yield bonds”) are non-investment grade high risk debt securities (commonly referred to as “junk bonds”). In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the Fund. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Certain Brady Bonds may be considered high yield bonds. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a fund to achieve its investment goal may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery.

In the case of high yield bonds structured as zero-coupon or payment-in-kind (“PIK”) securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect events and circumstances since a security was last rated.
Depositary Receipts.   Securities of foreign issuers may take the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other similar securities that represent interests in securities of foreign issuers (collectively, “Depositary Receipts”). These securities are typically dollar-denominated, although their market price may be subject to fluctuations of the foreign currencies in which the underlying securities are denominated.
An ADR is a receipt typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and is typically designed for U.S. investors. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs of the unsponsored facility. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund’s custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.
EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically, these securities are traded on the Luxembourg exchange in Europe. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear Bank and other foreign depositories. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities. Non-voting depositary receipts evidence non-voting equity interests in a foreign issuer.

Derivatives.   A derivative is a financial instrument whose value is dependent upon the value of an underlying asset or assets. These underlying assets may include commodities, stocks, bonds, interest rates, currencies and exchange rates, or related indices. Types of derivatives include forward currency contracts, futures contracts, options, and swaps. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives which are traded on exchanges have standardized contracts and can generally be bought and sold easily, and their market values are determined and published daily. Non-standardized derivatives (such as swap agreements), tend to be more specialized and more complex, and may be harder to value.
Derivatives may create leverage and may enhance returns and be useful in hedging portfolios. AGFA may, consistent with the Fund’s investment objective and strategies, use derivatives for a variety of reasons, including: (i) to enhance the Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect the Fund’s unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of the Fund. AGFA may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives may allow AGFA to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. There can be no assurance that the use of derivative instruments will benefit the Fund.
The use of derivative instruments may involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying reference asset of the derivative or other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. Derivatives are subject to a number of risks described elsewhere in the Prospectuses and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
The Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of “commodity pool operator” (“CPO”) under Rule 4.5 of the Commodity Exchange Act, as amended (the “CEA”), with respect to the Fund’s operation. Accordingly, the Fund and AGFA are not subject to registration or regulation as a commodity pool or CPO with respect to the Fund. If the Fund becomes subject to Commodity Futures Trading Commission (“CFTC”) regulation, the Fund may incur additional expenses. Based on future regulatory developments, and to the extent the Fund is not otherwise eligible for exemption from CFTC regulation, the Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation.
The laws and regulations that apply to derivatives and persons who use them (including the Fund and AGFA) are rapidly changing in the United States and abroad. As a result, restrictions and additional regulations may be imposed on these parties, trading restrictions may be adopted and additional trading costs are possible. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law in July 2010. Among other changes, the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Fund may invest. The impact of these changes on any of the Fund and its investment strategies is not yet fully ascertainable.
In December 2015, the SEC proposed a new exemptive rule that would regulate the use of derivatives and other transactions by investment companies registered under the 1940 Act, such as the Fund. The outcome and effect of this proposal cannot be predicted accurately. If the proposed rule is adopted, it could impact the Fund’s ability to invest or remain invested in derivatives and achieve its respective investment objectives, and the Fund may have to make changes to the Fund’s strategies in the future.
Forwards.   A foreign currency forward exchange contract (a “forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the contract date, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected. Forward currency contracts may also be used to exchange one currency for another, including to repatriate foreign currency. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. Liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, the Fund’s foreign currency transactions. The values of the Fund’s “senior securities” holdings are marked-to-market daily to ensure proper coverage.
The Fund may enter into foreign currency forward contracts in order to increase its return by trading in foreign currencies and/or protect against uncertainty in the level of future foreign currency exchange rates. The Fund may also enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, the Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated. However, the use of currency management strategies to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
Set forth below are examples of some circumstances in which the Fund might employ a foreign currency transaction. When the Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although the Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a “settlement” hedge or “transaction” hedge.
The Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a “position” hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency, which may be less costly than a direct hedge. This type of hedge, sometimes referred to as a “proxy” hedge, could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A proxy hedge entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired, as proxies, and the relationship can be very unstable at times. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute “transaction” or “position” hedges (including “proxy” hedges), the Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or the related currency, in the case of a “proxy” hedge).
The Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a “cross-currency” hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. “Cross-currency” hedges protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.
The Fund may also enter into currency transactions to profit from changing exchange rates based upon AGFA’s assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if AGFA’s currency assessment is incorrect.
At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. The Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.
In cases of transactions which constitute “transaction” or “settlement” hedges or “position” hedges (including “proxy” hedges) or “cross-currency” hedges that involve the purchase and sale of two different foreign currencies directly through the same foreign currency contract, the Fund may deem its forward currency hedge position to be covered by underlying portfolio securities or may maintain liquid assets in an amount at least equal in value to the Fund’s sum of the unrealized gain and loss for each contract. With respect to forwards contracts that are contractually required to cash-settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund’s asset segregation requirements will vary according to the portion of the Fund’s assets invested in forward contracts that are required to cash-settle.
Although the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund’s assets. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.
The Fund cannot assure that their use of currency management will always be successful. Currency management strategies may substantially change the Fund’s investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as AGFA anticipates. For example, if a currency’s value rose at a time when AGFA had hedged the Fund by selling that currency in exchange for dollars, the Fund would not participate in the currency’s appreciation. If AGFA hedges currency exposure through a “proxy” hedge, the Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if AGFA increases the Fund’s exposure to a foreign currency and that currency’s value declines, the Fund will realize a loss. There is no assurance that AGFA’s use of currency management strategies will be advantageous to the Fund or that it will hedge at appropriate times. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if AGFA’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of  “cross-currency” transactions may involve special risks, and may leave the Fund in a less advantageous position than if such a hedge had not been established.
Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, these contracts are subject to counterparty risks as there can be no assurance that the other party to the contract will perform its services thereunder. Certain foreign currency forwards may eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bilaterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Futures and Options on Futures.   A futures contract is a standardized, exchange-traded agreement to buy or sell a security or commodity for a set price on a future date. Because these contracts are traded on exchanges, in most cases, a party can close out its position on the exchange for cash, without delivering the underlying security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract, at a specified price and on or before a specified expiration date.
The Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that the Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.
An interest rate, commodity, foreign currency or index futures contract provides for the future sale or purchase of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which a party agrees to pay or receive an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including, but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the Markit CDX credit index; the iTraxx credit index; U.S. Treasury bonds; U.S. Treasury notes; U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain futures contracts on indexes, financial instruments or foreign currencies may represent new investment products that lack track records. The Fund also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement to buy or sell a commodity, such as an energy, agricultural or metal commodity at a later date at a price and quantity agreed-upon when the contract is bought or sold.
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned a short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When the Fund uses futures for hedging purposes, the Fund often seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities (or securities that the

Fund proposes to acquire) or the exchange rate of currencies in which portfolio securities are quoted or denominated. The Fund may sell futures contracts on a currency in which its portfolio securities are quoted or denominated, or sell futures contracts on one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of AGFA, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of a hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, AGFA will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.
There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
Options.   The Fund may use options for any purpose consistent with its investment strategies such as hedging or managing risk. An option is a contract in which the “holder” (the buyer) pays a certain amount (the “premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (the “strike price” or “exercise price”) at or before a certain time (the “expiration date”). The holder pays the premium at inception and has no further financial obligation.

The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.
If AGFA judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund’s NAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. The Fund may purchase put or call options that are traded on an exchange or in the OTC market. The Fund may sell (“write”) covered call options on its portfolio securities in an attempt to enhance investment performance. The Fund may also write covered put options. A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option.
Swaps.   The Fund may enter into swap agreements, including index swaps, interest rate swaps, mortgage swaps, credit default swaps, currency swaps, total return swaps and options on swaps. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Bilateral swap agreements are two party contracts entered into primarily by institutional investors. Cleared swaps are transacted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.
Interest rate swaps involve the exchange by the Fund with another party of commitments to pay or receive payments for floating rate payments based on interest rates at specified intervals in the future. Two types of interest rate swaps include “fixed-for-floating rate swaps” and “basis swaps.” Fixed-for-floating rate swaps involve the exchange of payments based on a fixed interest rate for payments based on a floating interest rate index. By contrast, basis swaps involve the exchange of payments based on two different floating interest rate indices.
Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.
Index swaps involve the exchange of payments based on a notional principal amount of a specified index or indices by the Fund with another party.
Currency swaps involve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies.
Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.
Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.
The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or a group of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or a group of stocks).
Equity swaps typically are entered into on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset cash or liquid assets identified on the Fund’s books to cover the its exposure, the Fund and AGFA believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into or modify an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than incurred in buying a swaption.
A great deal of flexibility may be possible in the way swap transactions are structured. However, generally the Fund will enter into interest rate, total return, credit, mortgage and index swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, total return, credit, index and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, total return, credit, index and mortgage swaps is normally limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, total return, credit, index or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for a gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
To the extent that the Fund’s exposure in a transaction involving a swap or a swaption is covered by identifying cash or liquid assets on the Fund’s books or is covered by other means in accordance with SEC or SEC staff-approved guidance or other appropriate measures, the Fund and AGFA believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
Certain standardized swaps are currently subject to mandatory central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, existing or anticipated margin requirements, including minimums, or uncleared swaps may change this comparison.

The use of swaps and swaptions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If AGFA is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
In addition, these transactions can involve greater risks than if the Fund had invested in the reference obligation directly because, in addition to general market risks, swaps are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to imitate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps.
Centralized reporting of detailed information about many types of cleared and uncleared swaps is also required. This information is available to regulators and, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data may result in greater market transparency, which may be beneficial to funds that use swaps to implement trading strategies. However, these rules place potential additional administrative obligations on these funds, and the safeguards established to protect anonymity may not function as expected.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.
Equity Securities.   The market price of equity securities, such as common stocks and preferred stocks, owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of such securities may decline due to factors affecting equity securities markets generally or to factors affecting a particular industry or industries. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income instruments.
Common Stock.   Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, preferred stock dividends are not paid at a stated rate and may vary depending on an issuer’s financial performance. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.
Warrants.   To the extent that the Fund invests in equity securities, the Fund may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.
Foreign Investments and Currencies.   The Fund may invest in foreign securities, including securities quoted or denominated in a currency other than U.S. dollars. Investing in the securities of foreign issuers involves certain special risks, including those discussed in the Fund’s Prospectus and those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.
With respect to investments in certain foreign countries, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, military unrest, social instability, war and terrorism, confiscation without fair compensation, expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, or diplomatic developments, any of which could adversely affect the Fund’s investments in those countries. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and dividend payments.
From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. For example, the United Nations Security Council has imposed certain sanctions relating to Iran and Sudan and both countries are embargoed countries by the Office of Foreign Assets Control (“OFAC”) of the U.S. Treasury.
AGFA is committed to complying fully with sanctions in effect as of the date of this SAI and any other applicable sanctions that may be enacted in the future.
Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners or the United States could have a significant adverse effect on the securities markets of those countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Because foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign OTC markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protections that apply with respect to securities transactions consummated in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlement of portfolio transactions or loss of certificates for portfolio securities.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the Fund’s assets are uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.
As described more fully below, the Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.
Costs.   The expense ratio of the Fund that invests in foreign securities is likely to be higher than those of a fund investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, AGFA considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending AGFA’s assessment of prevailing market, economic, and other conditions.
Emerging Markets.   The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market includes, but is not necessarily limited to, any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. In addition, AGFA has broad discretion to identify or determine those countries that it considers to qualify as emerging markets (including frontier markets). Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. Investments in emerging markets may be more susceptible to the risks associated with foreign investments. Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. A country may take these and other retaliatory actions against a specific private company, including the Fund and there may not be any legal recourse against these actions. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected markets. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Foreign Currency Risks.   Investments in foreign securities often involve currencies of foreign countries. Accordingly, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The Fund may be subject to currency exposure independent of their securities positions. To the extent that the Fund is fully invested in foreign securities while also maintaining net currency positions, it may be exposed to greater combined risk. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Therefore, unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies will adversely affect the value of the Fund’s shares.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. To the extent that a portion of the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. The Fund’s net currency positions may expose it to risks independent of its securities positions.
The Fund may also engage in certain derivatives transactions to manage foreign currency risk, including foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.
The Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets from and into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Legal and Regulatory Matters.   In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods, imposition of taxes, currency restrictions, and exchange control regulations.
Market Characteristics.   Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options, and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.
Taxes.   The income payable on certain of the Fund’s foreign securities, including interest and dividends, as well as gains realized from the sale or other disposition of foreign securities, may be subject to foreign withholding taxes, thus reducing the Fund’s return on those investments as well as net amount of income or gains available for distribution to the Fund’s shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for such shareholder’s proportionate share of such foreign taxes paid or incurred by the Fund.
Investing in Asia.   Although many countries in Asia have experienced a relatively stable political environment over the last decade, there is no guarantee that such stability will be maintained in the future. As an emerging region, many factors may affect such stability on a country-by-country as well as on a regional basis — increasing gaps between the rich and poor, agrarian unrest, instability of existing coalitions in politically-fractionated countries, hostile relations with neighboring countries, and ethnic, religious and racial disaffection — and may result in adverse consequences to the Fund. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption to securities markets.
The legal infrastructure in each of the countries in Asia is unique and often undeveloped. In most cases, securities laws are evolving and far from adequate for the protection of the public from serious fraud. Investment in Asian securities involves considerations and possible risks not typically involved with investment in other issuers, including changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect investment in Asian securities. Higher expenses may result from investments in Asian securities than would from investments in other securities because of the costs that must be incurred in connection with conversions between various currencies and brokerage commissions that may be higher than more established markets. Asian securities markets also may be less liquid, more volatile and less subject to governmental supervision than elsewhere. Investments in countries in the region could be affected by other factors not present elsewhere, including lack of uniform accounting, auditing and financial reporting standards, inadequate settlement procedures and potential difficulties in enforcing contractual obligations.
Some Asian economies have limited natural resources, resulting in dependence on foreign sources for energy and raw materials and economic vulnerability to global fluctuations of price and supply. Certain countries in Asia are especially prone to natural disasters, such as flooding, drought and earthquakes. Combined with the possibility of man-made disasters, the occurrence of such disasters may adversely affect companies in which the Fund is invested and, as a result, may result in adverse consequences to the Fund.
Many of the countries in Asia periodically have experienced significant inflation. Should the governments and central banks of the countries in Asia fail to control inflation, this may have an adverse effect on the performance of the Fund’s investments in Asian securities. Several of the countries in Asia remain dependent on the U.S. economy as their largest export customer, and future barriers to entry into the U.S. market or other important markets could adversely affect the Fund’s performance. Intraregional trade is becoming an increasingly significant percentage of total trade for the countries in Asia. Consequently, the intertwined economies are becoming increasingly dependent on each other, and any barriers to entry to markets in Asia in the future may adversely affect the Fund’s performance.
Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Although the Fund will generally attempt to invest in those markets which provide the greatest freedom of movement of foreign capital, there is no assurance that this will be possible or that certain countries in Asia will not restrict the movement of foreign capital in the future. Changes in securities laws and foreign ownership laws may have an adverse effect on the Fund.
Investing in Europe.   The Fund may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit, general economic and political position of each such state, including each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially adversely impact the value of securities that the Fund has invested in.
European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EU countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.
Economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region, which has increased the risk that regulatory uncertainty could negatively affect the value of the Fund’s investments.
In addition, the future of the EU is uncertain. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (also known as “Brexit”). On March 29, 2017, the United Kingdom gave its formal notice of withdrawal from the EU to the European Commission, which begins a two-year process of formal withdrawal from the EU. During this period and beyond, the impact on the United Kingdom and EMU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. As of the date of this SAI, no formal plan for withdrawal from the EU has been agreed to by the United Kingdom and the EU. If no deal is agreed to, the United Kingdom may exit the EU through a “hard Brexit.” The impact of a hard Brexit is unknown and may have an adverse destabilizing effect on the United Kingdom, the EU and the global economy. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Fund’s investments that economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.
Illiquid Securities and Other Investments.   Generally, a security is considered illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued its securities. Its illiquidity might prevent the sale of such security at a time when AGFA might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity.
High yield/high-risk bonds (including floating rate loans) may be less liquid than higher quality investments. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring AGFA to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Illiquid securities are considered to include among other things, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws.
The Fund will not acquire restricted securities (including privately placed securities) if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. If through the appreciation of illiquid securities or depreciation of liquid securities, the Fund holds a greater percentage of illiquid securities than its applicable limit, AGFA will take appropriate steps to address Fund liquidity.
The privately placed securities in which the Fund may invest are called restricted securities because there are restrictions or conditions attached to their resale. Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities may be priced at fair value as determined in good faith under the direction of the Board of Trustees.

Certain restricted securities may be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities. These securities are often called Rule 144A securities. The Fund may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if AGFA determines that the security is liquid under guidelines adopted by the Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
Inflation-Linked Investments.   The Fund may invest in inflation-linked investments, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Inflation-linked investments often are structured in one of two common arrangements: (i) the U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond and (ii) most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Although the Fund invests in inflation-linked investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. Although inflation-linked investments are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of inflation-linked investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold inflation-linked investments.
Initial Public Offerings (“IPOs”).   IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have limited operating histories, which may involve a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by the issuance of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.
The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, AGFA might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less may be treated as short-term gains, and be taxable as ordinary income to the Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices. The effect of an IPO investment can have a magnified impact on the Fund’s performance if the Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a small component of the Fund’s assets as it increases in size and therefore have a more limited effect on the Fund’s performance.
There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the after-market at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.
Investments in Other Investment Companies.   The Fund may invest in securities of other investment companies, including mutual funds, closed-end funds, exchange-traded funds (“ETFs”) and business development companies as well as private or foreign investment funds, subject to limitations prescribed by the 1940 Act. The 1940 Act limitations prohibit the Fund from: (i) acquiring more than 3% of the voting shares of an investment company; (ii) investing more than 5% of the Fund’s total assets in securities of any one investment company; and (iii) investing more than 10% of the Fund’s total assets in securities of all investment companies. These restrictions may not apply to certain investments in money market funds. However, the Fund may invest in certain ETFs with which the Fund has entered into participation agreements above these limits pursuant to exemptive relief such ETFs have received from the SEC.
The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Fund invests in addition to the fees and expenses the Fund bears directly in connection with its own operations. The investment companies in which the Fund invests may have adopted certain investment restrictions that are more or less restrictive than the Fund’s investment restrictions, which may permit the Fund to engage in investment strategies indirectly that are prohibited under the Fund’s investment restrictions.
Closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the fund’s investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund’s underlying portfolio securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of owning the underlying securities. Since closed-end funds trade on exchanges, the Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
Liquidity.   Investments are subject to liquidity risk when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Applicable regulatory guidance and interpretations provide examples of factors that may be taken into account in determining whether a particular instrument should be treated as illiquid. Under the Fund’s liquidity determination procedures, AGFA may consider factors deemed relevant.
Master Limited Partnerships.   MLPs are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners, such as the Fund that invests in an MLP, are not involved in the day-to-day management of the MLP. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the MLP. There may be fewer investor protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among limited partners and the general partner of an MLP. Holders of units of an MLP are allocated income and capital gains in accordance with the terms of the partnership agreement. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to abrupt or erratic price movements.

Mortgage-Backed and Other Asset-Backed Securities Risk.   The Fund may invest in asset-backed securities. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.
Such securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.
Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities.
The Fund may buy mortgage-related and other asset-backed securities. Typically, mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by savings & loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.
Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed income securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of AGFA to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and, if the security has been purchased at a premium, the amount of the premium would be lost in the event of prepayment.
The Fund, to the extent permitted in the Prospectus, or otherwise limited herein, may also invest in debt securities that are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay” (i.e., payments of principal are made to two or more classes concurrently). In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, the Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.
While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed. Generally, the Fund will invest in mortgage-related (or other asset-backed) securities either (1) issued by U.S. government-sponsored corporations such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), and Federal National Mortgage Association (“FNMA” or “Fannie Mae”) (i.e., agency securities), or (2) privately issued securities rated Baa3 or better by Moody’s or BBB- or better by S&P or, if not rated, of comparable investment quality as determined by AGFA. In addition, the Fund may invest in other mortgage-related (or other asset-backed) securities that AGFA considers to be consistent with the Fund’s investment objective, strategies and policies, as applicable. If any mortgage-related (or other asset-backed) security is determined to be illiquid, the Fund will limit its investments in these and other illiquid instruments subject to the Fund’s limitation on investments in illiquid securities.
Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Fund may have invested or may in the future invest), and may continue to do so in the future. If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.
Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund. Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.
These economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which the Fund may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience further declines after they are purchased by the Fund.
The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures. Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage-related securities owned by the Fund and could have the effect of reducing returns to the Fund that have invested in mortgage-related securities collateralized by these residential mortgage loans.
In addition, the U.S. government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies has recently taken or is considering taking actions to address the financial crisis, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally. The impact that such actions could have on any of the mortgage-related securities held by the Fund is unknown.
As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of AGFA to forecast interest rates and other economic factors correctly. If AGFA incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.
Investment in mortgage-backed securities poses several risks, including prepayment, extension market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by changes in home values, ease of the refinancing process and local economic conditions.
Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.
To the extent that mortgages underlying a mortgage-related security are so-called “subprime mortgages” (i.e., mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher. Subprime mortgages also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Fund may decline in response to such developments.
Home mortgage loans are typically grouped together into pools by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations — familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.” Home mortgage loans may also be purchased and grouped together by non-lending institutions such as investment banks and hedge funds who will sell interests in such pools to investors. Mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities. In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk.
Commercial mortgage backed securities (“CMBS”) are collateralized by one or more commercial mortgage loans. Banks and other lending institutions typically group the loans into pools and interests in these pools are then sold to investors, allowing the lender to have more money available to loan to other commercial real estate owners. Commercial mortgage loans may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings. Investments in CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Real Estate Investment Trusts.   The Fund may invest in shares of real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Regulatory Risk.   Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and such changes may have significant adverse consequences on the Fund. Moreover, government regulation may have unpredictable and unintended effects. Many of the changes required by the Dodd-Frank Act could materially impact the profitability of the Fund and the value of assets it holds, expose the Fund to additional costs, require changes to investment practices, and adversely affect the Fund’s ability to pay dividends. While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.
Repurchase Agreements.   The Fund may invest in securities pursuant to repurchase agreements. The Fund will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Fund’s repurchase agreement procedures. Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, the Fund will require all repurchase agreements to be fully collateralized at all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
Reverse Repurchase Agreements.   The Fund may enter into reverse repurchase agreements with banks or broker/dealers, which involve the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities (“Obligations”) held by the Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds are then used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.
The Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than 33 1∕3%, or as otherwise limited herein, of its total assets. While a reverse repurchase agreement is outstanding, the Fund will maintain liquid assets in an amount at least equal in value to the Fund’s commitments to cover their obligations under the agreement.
The use of reverse repurchase agreements by the Fund creates leverage that increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.
Securities Lending.   For the purpose of realizing additional income, the Fund may make secured loans of Fund securities amounting to not more than 33 1∕3 % of its total assets. Securities loans are made to broker/dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities loaned, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being loaned, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower, although a portion can be payable to a collateral agent for certain services. When the Fund invests collateral, the Fund will bear the risk of loss and the risk of loss depends on the nature and type of investment made with the collateral. Costs of underlying securities lending activities are not typically reflected in the Fund’s fee and expense ratios. The Fund has a right to call each loan and obtain the securities on five Business Days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being loaned, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Short Sales.   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Fund may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if AGFA believes that the price of a particular security or group of securities is likely to decline.
When the Fund makes a short sale, the Fund must arrange through a broker or other institution to borrow the security to deliver to the buyer; and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium and other transaction costs to borrow the security, which would increase the cost of the security sold short. The Fund must also pay any dividends or interest payable on the security until the Fund replaces the security.
The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price “buy in” by paying the lender an amount equal to the cost of purchasing the security.
Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position by collateral deposited with the broker or the Fund’s custodian, consisting of cash, U.S. government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Fund will be required to segregate cash or liquid securities, marked-to-market daily, in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
While derivative instruments are excluded from the definition of a short sale, the Fund that may enter into short sales on derivative instruments with a counterparty will be subject to counterparty risk (i.e., the risk that the Fund’s counterparty will not satisfy its obligation under the particular derivative contract), in addition to risks relating to derivatives and short sales.
U.S. Government Securities Risk.   Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if AGFA determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.
U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.
Zero Coupon Bonds.   The Fund’s fixed income investments may include zero coupon bonds. Zero coupon bonds are debt obligations issued or purchased at a discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. A zero coupon bond pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. Moreover, zero coupon bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. The valuation of such investments requires judgment regarding the collection of futures payments. The Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund’s distribution obligations.
Portfolio Turnover
The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. High portfolio turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of taxes payable by shareholders and increase the amount of commissions paid by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

Investment Restrictions
The investment restrictions set forth below are fundamental policies of the Fund and may not be changed, except as described below, without the approval of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote, at an annual or special meeting of  (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund, whichever is the less. For purposes of the fundamental investment restrictions, the phrase “to the extent permitted under the 1940 Act and the rules and regulations thereunder” may be informed by guidance and interpretations of the SEC or its staff or exemptive relief from the SEC.
1.
The Fund may borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder.

2.
The Fund may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

3.
The Fund may act as an underwriter of securities issued by others to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

4.
The Fund may purchase or sell real estate to the extent permitted under the 1940 Act and the rules and regulations thereunder.

5.
The Fund may invest in physical commodities or contracts relating to physical commodities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

6.
The Fund may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder.

7.
The Fund may not “concentrate” its investments in a particular industry or group of industries, except to the extent permitted under the 1940 Act and the rules and regulations thereunder.

In addition to the fundamental restrictions listed above, the Fund will operate in a manner consistent with its classification as a “diversified company,” as that term is defined in the 1940 Act.
Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.
Borrowing.   In the event that the Fund’s “asset coverage” (as defined in the 1940 Act) at any time falls below 300%, the Fund, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, will reduce the amount of its borrowings to the extent required so that the asset coverage of such borrowings will be at least 300%.
Senior Securities.   The Fund may enter into certain transactions that are economically equivalent to borrowing (e.g., reverse repurchase agreements). Under the 1940 Act and interpretations thereof, borrowing transactions and certain transactions that create leverage will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore such transaction will not be subject to the limitations otherwise applicable to borrowings by the Fund, if the Fund: (1) maintains an offsetting financial position; (2) maintains liquid assets equal in value to the Fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance.

Real Estate.   The Fund may acquire real estate as a result of ownership of securities or other instruments and the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.
Commodities.   Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities.
Loans.   Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.
Concentration.   Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the staff of the SEC takes the position that any fund that invests more than 25% of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries. In applying this restriction to derivative transactions or instruments, including, but not limited to, futures, swaps, forwards, options and structured notes, the Fund will look to the industry of the reference asset(s) and not to the counterparty or issuer. The Fund does not apply this restriction to repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. government agency securities.
For purposes of the Fund’s industry concentration policy, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.
Diversification.   Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

Portfolio Transactions and Brokerage
In seeking to implement the Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of the Adviser’s other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser’s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.
The Adviser does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.
The aggregate brokerage commissions paid by the Fund during the most recent fiscal year are set forth in the table below.
Name of Fund	Brokerage Commissions Paid	Amount of Transactions Involved
AGF Global Sustainable Growth Equity Fund
Fiscal Year Ended June 30, 2019	$568.03	$733,056.92
Fiscal Year Ended June 30, 2018	$690.64	$932,356.79
Directed Brokerage
For the fiscal year ended June 30, 2019, the Fund did not participate in any directed brokerage.

Management of the Trust
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
One Trustee and all of the officers of the Trust are directors, officers or employees of the Adviser and/or its affiliates except for Mr. Hunter and Mr. Kalina, who are employees of affiliates of the Distributor. The other Trustees are Independent Trustees. The fund complex includes the Fund and the AGFiQ ETFs and are held out to investors as related for purposes of investment and investor services (“Fund Complex”).
The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o AGF Investments Trust, 53 State Street, Suite 1308, Boston, MA 02109.
Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1943	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 to present); Independent Consultant, GMO Funds (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	8	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	8	None
Richard S. Robie III Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to present).	8	None
Interested Trustee**
William C. Carey Year of Birth: 1960	Trustee; Vice President	Indefinite/ Since 2018; Since 2018	Chief Executive Officer, AGF Investments LLC (September 2013 to present).	8	Trustee, Bates College (2011 to present).
*
Each Independent Trustee may be contacted by writing to the counsel for the Independent Trustees of AGF Investments Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.

**
Mr. Carey is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in AGF Investments LLC, adviser to the AGFiQ ETFs.

Officers
Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Indefinite/Since 2015	Fund Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
William H. DeRoche 53 State Street, Suite 1308, Boston, MA 02109 Year of Birth: 1962	President	Indefinite/Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Chief Compliance Officer, Adviser (June 2012 to March 2017); Portfolio Manager, Highland Capital (March 2015 to December 2015).
Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Indefinite/Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).*
Kevin McCreadie 66 Wellington St West, 31st floor Toronto, Ontario M5K 1E9 Canada Year of Birth: 1960	Vice President	Indefinite/Since 2017	Director and Chief Investment Officer of AGF Investments America Inc. and Chief Executive Officer (December 2018 to present) and Chief Investment Officer (June 2014 to present) of AGF Management Limited; Senior Officer and/or Director of certain subsidiaries of AGF Management Limited (June 2014 to present); Managing Executive — Institutional Asset Management, PNC Financial Services Group, Inc.’s (“PNC”) Asset Management Group (December 2008 – May 2014); President and Chief Investment Officer, PNC Capital Advisors, LLC, a division of PNC, and President, PNC Funds Co. and President, PNC Alternative Investment Funds Co. (March 2007 – May 2014).
*
Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

Trustee Ownership of Fund Shares
As of December 31, 2018, no officer or Trustee beneficially owned shares of the Fund. As of the date of this SAI, no Independent Trustee or his immediate family member owned beneficially or of record securities in the Adviser or Distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.

The following table shows the dollar range of shares of the Fund owned by each Trustee in the Fund:
Information as of December 31, 2018
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter A. Ambrosini	None	None
Joseph A. Franco	None	$10,001 – $50,000
Richard S. Robie III	None	$1 – $10,000
Interested Trustee
William Carey	None	Over $100,000
*
Family of Investment Companies consists only of the funds in FQF Trust.

Additional Information About the Trustees
The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.
Peter A. Ambrosini: Mr. Ambrosini has extensive experience in the investment management business, including as a chief compliance officer of an investment adviser.
Joseph A. Franco: Mr. Franco is a law professor and has extensive experience in legal and regulatory issues affecting the securities industry, including prior positions with the SEC. He recently co-authored a legal casebook on Investment Management Regulation.
Richard S. Robie III: Mr. Robie has extensive experience in the investment management business, including as a chief administration officer of an investment adviser.
William Carey: Mr. Carey has extensive experience in the investment management industry, including as the president of an investment adviser and separately of a broker-dealer, and as the head of distribution for a large U.S. asset management firm.
The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.
Board Structure
Mr. Carey is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or a lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective input with respect to the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Advisers’ risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, and valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Currently, each Independent Trustee serves on each of these committees.
The purposes of the Audit Committee are to: (1) oversee generally the Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee met twice during the fiscal year ended June 30, 2019.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Nominating Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Nominating Committee will generally not consider potential candidates for nomination identified by shareholders. The Nominating Committee met once during the fiscal year ended June 30, 2019.

Compensation of Trustees and Officers
Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee an annual retainer of  $26,000, paid in equal quarterly installments. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board.
The table below shows the compensation that was paid to the Trustees for the fiscal year ended June 30, 2019:
Name	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust Paid to Trustees
Independent Trustees
Peter A. Ambrosini	$3,625	None	None	$26,000
Joseph A. Franco	$3,625	None	None	$26,000
Richard S. Robie III	$3,625	None	None	$26,000
Interested Trustee
William Carey	None	None	None	None
Control Persons and Principal Holders of Securities
As of September 30, 2019, the name, address and percentage ownership of each entity or person that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:
Share Class	Nominee Name/Address	Percent of Class
Class I	AGF Investments Inc. 66 Wellington Street West Suite 3100 Toronto ON M5K1E9	56.73%*
	Interactive Brokers LLC 2 Pickwick Plaza Suite 202 Greenwich CT 06830	43.27%*
Class R6	AGF Investments Inc. 66 Wellington Street West Suite 3100 Toronto ON M5K1E9	100.00%*
*
A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of the Fund may be deemed to “control” (as defined in the 1940 Act) the Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of the Fund.

As of September 30, 2019, the Trustees and officers, unless otherwise noted, as a group owned less than 1% of the outstanding equity securities of the Fund.

Information About the Adviser
AGFA is a wholly-owned subsidiary of AGF Management Limited, a diversified global asset management firm based in Canada. In rendering investment advisory services, AGFA may use the research, trading and other resources of AGF Investments Inc. (“AGFI”), an affiliate of AGFA. AGFI is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. AGFA has entered into a Resources Sharing Agreement and a Shared Services Agreement (collectively, the “Participating Affiliate Agreement”) with AGFI pursuant to which AGFI is considered a “participating affiliate.” Investment professionals from AGFI may render research, trading and other services to the Fund under the Participating Affiliate Agreement and are subject to supervision by AGFA. In some cases, AGFI may also utilize its branch offices or affiliates located in the U.S. or outside the U.S. to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. The portfolio management teams of the Fund are dual employees of AGFA and AGFI. This arrangement is based on guidance from staff of the SEC that permits SEC-registered investment advisers to rely on and use the resources of advisory affiliates or “participating affiliates,” subject to the supervision of that SEC-registered investment adviser. This position by the SEC staff may change in the future and AGFA may, at that time, no longer be able rely on the Participating Affiliate Agreement.
Martin Grosskopf has been the portfolio manager of the Sustainable Growth Equity Fund since November 2017.
Other Accounts Managed by the Portfolio Managers
The Fund’s portfolio manager (the “Portfolio Manager”) provides discretionary investment advisory services to mutual funds offered in Canada and separate account clients, primarily through financial intermediaries (unaffiliated registered investment advisers) on a sub-advisory basis and institutional investors in multiple jurisdictions around the world.
The following table provides information about the Portfolio Manager as of June 30, 2019
	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Martin Grosskopf	1	$1.0	2	$152.9	2	$324.5	n/a	n/a
*
Registered Investment Companies include all funds managed by the Portfolio Manager, including the Fund.

Conflicts of Interest
In the course of providing advisory services for the Fund, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security for another fund in the Trust or account, if any, if such recommendations are consistent with each client’s investment strategies.
The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser’s clients, such as the Fund. Thus the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Adviser, its affiliates and principals will trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Adviser will buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any Access Person of the Adviser may make security purchases subject to the terms of the Adviser’s Code of Ethics, which is consistent with the requirements of Rule 17j-1 under the 1940 Act.
The Adviser and its affiliated persons are likely to come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons are prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
Portfolio Manager Compensation
AGFA has created a competitive compensation program that is designed to attract and retain high-caliber investment professionals. The Portfolio Managers is eligible to receive a fixed base salary, an annual incentive bonus, potential equity ownership as well as benefits. The Portfolio Manager’s total compensation, inclusive of bonus and equity ownership in the Adviser reflects a Portfolio Manager’s relative experience and contribution to the firm.
The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon investment performance and individual contributions. Consideration is also given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Overall compensation will also depend on the profitability of the Adviser, which is tied to the success of the Fund.
The Portfolio Manager is eligible to participate in the firm’s standard employee benefit programs, which include health and welfare programs.
Disclosure of Securities Ownership
The table below shows the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager as of June 30, 2019.
Name of Portfolio Manager	Dollar Range of Securities Beneficially Owned
Martin Grosskopf	None
Investment Management Agreement
Under an investment management agreement between AGFA and the Trust, on behalf of the Fund (“Management Agreement”), the Fund pays AGFA a fee at an annualized rate, based on its average daily net assets, of 0.65%. AGFA manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. The address of AGFA is 53 State Street, Suite 1308, Boston, MA 02109.

Under the Management Agreement, the Adviser is responsible for the expenses of providing the personnel, office space and equipment reasonably necessary for the Adviser’s management of the Fund in accordance with the terms of the Management Agreement and all expenses incurred by the Adviser in connection with providing the services under the Management Agreement to the Fund, other than those assumed by the Trust or the Fund, or other third parties under separate agreements. The Adviser is not responsible for compensating the Independent Trustees.
AGFA has contractually undertaken to forgo current payment of fees and/or reimburse expenses of the Fund (the “Contractual Expense Limit”) so that the total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) (“Operating Expenses”) of each share class of the Fund are limited to 0.80% of average daily net assets (“Fee Caps”). This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. The Contractual Expense Limit for the Fund will be in place for 36 months from the date of this SAI, and will renew automatically each year unless terminated.
AGFA, from its own resources, including profits from advisory fees received from the Fund, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Fund’s Shares. A discussion regarding the basis for the Board’s most recent approval of the Management Agreement is contained in the report to shareholders for the period ended June 30, 2019.
The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Management Agreement. The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.
The Management Agreement with respect to the Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board, or by the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act); and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of the Fund’s shareholders, on 60 calendar days’ written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.
The table below shows the actual aggregate advisory fees paid by the Fund, as well as expenses waived or reimbursed by the Adviser, during the two most recent fiscal years:
Name of Fund	Advisory Fees Paid	Reimbursements and Waivers by the Adviser
AGF Global Sustainable Growth Equity Fund*
Fiscal year ended June 30, 2019	$4,968	$(372,335)
Fiscal year ended June 30, 2018	$3,271	$(141,262)
*
The Fund commenced operations on November 3, 2017.

Codes of Ethics
The Trust, the Adviser and Foreside Financial Group, LLC, (on behalf of the Distributor, Foreside Fund Officer Services LLC and Foreside Management Services LLC), have each adopted a code of ethics (“Code of Ethics”) under Rule 17j-1 of the 1940 Act which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics are effective in preventing such activities. The Codes of Ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Fund. The Trust’s and the Adviser’s Codes of Ethics are on file with the SEC and are available to the public.
Portfolio Holdings Disclosure Policy
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. It is the policy of the Fund and of AGFA to prevent the selective disclosure of non-public information concerning the Fund’s portfolio holdings. Under the policy, portfolio holdings may be made available on a selective basis to mutual fund evaluation services due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds, provided that: (i) the recipient does not distribute the portfolio holdings to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the expiration of the applicable delay periods; (ii) the recipient agrees not to use the information for investment or trading purposes; and (iii) the recipient signs a written confidentiality agreement. Portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated within 60 days of the quarter-end through financial reporting and news services, including on the Fund’s website at www.agf.com.
Information About Other Service Providers
Administrator, Fund Accounting Agent and Custodian
J.P. Morgan Chase Bank N.A. (“Administrator”), 70 Fargo Street, Boston, Massachusetts 02210, acts as administrator and fund accounting agent to the Fund pursuant to an administration agreement.
The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.
J.P. Morgan Chase Bank, N.A. (“Custodian”), 4 Chase MetroTech Center, Brooklyn, New York 11245, acts as custodian to the Fund pursuant to a custody agreement. The Custodian holds the Fund’s cash and securities, maintains such cash and securities in separate accounts in the name of the Fund, maintains a statement of accounts for the Fund, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Fund.

The following table sets forth the administration and custodian expenses of the Fund paid by the Adviser to JPMorgan Chase Bank, N.A. for the fiscal year noted:
Fund	Administration and Custodian Expenses Paid During Fiscal Year Ended June 30, 2019	Administration and Custodian Expenses Paid During Fiscal Year Ended June 30, 2018
AGF Global Sustainable Growth Equity Fund*	$112,517	$22,249
*
The Fund commenced operations on November 3, 2017.

Transfer Agent
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207, serves as the transfer agent to the Fund. The Transfer Agent is responsible for the processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Fund. For its services, the Transfer Agent receives monthly fees charged to the Fund, plus certain charges for securities transactions.
The following table sets forth the transfer agent expenses of the Fund paid by the Adviser to U.S. Bancorp Fund Services, LLC for the fiscal year noted:
Fund	Transfer Agent Expenses Paid During Fiscal Year Ended June 30, 2019	Transfer Agent Expenses Paid During Fiscal Year Ended June 30, 2018
AGF Global Sustainable Growth Equity Fund*	$55,390	$35,801
*
The Fund commenced operations on November 3, 2017.

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP (“PwC”), 101 Seaport Boulevard, Boston, Massachusetts 02210, serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.
Legal Counsel
Dechert LLP, 1900 K Street, NW, Washington, DC 20006-1600, serves as legal counsel for the Fund.
Distributor
Foreside Fund Services, LLC, a Delaware limited liability company, serves as the distributor (also known as principal underwriter) of the shares of the Fund shares pursuant to a Distribution Agreement (“Distribution Agreement”). The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares are continuously offered for sale by the Trust through the Distributor. The Distributor also acts as an agent for the Trust with respect to the AGFiQ ETFs and for those activities described within the Distribution Agreement. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreements
The Trust has entered into agreements with Foreside Management Services, LLC (“FMS”) and Foreside Fund Officer Services, LLC (“FFOS”), Three Canal Plaza, Suite 100, Portland, ME 04101, pursuant to which FMS and FFOS provide the Trust with the services of individual(s) to serve as the Trust’s Principal Financial Officer, CCO and Anti-Money Laundering (“AML”) officer. Neither FMS, FFOS nor the Principal Financial Officer, CCO or AML officer have a role in determining the investment policies of the Trust or Fund, or which securities are to be purchased or sold by the Trust or the Fund.
Additional Information Concerning Shares
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 19, 2009 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of 8 series. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding of the funds in the Trust may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.
In addition to the Fund, other Series of the Trust are organized as AGFiQ ETFs. All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular fund of the Trust, only Shares of that fund may be entitled to vote on the matter. For the AGFiQ ETFs, the Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the AGFiQ ETFs to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of the Fund.
The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Purchasing, Selling and Exchanging Shares
Purchasing Shares
The Fund offers Class I and Class R6 shares.
Class I shares are offered by the Fund to individuals and institutions with a $1,000,000 minimum requirement for initial investment, a minimum account balance of  $1,000,000 and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions and individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Fund nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the Fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g. spouses and children).
Class R6 shares are offered by the Fund to Institutional Investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors. No minimum is required for additional investments. “Institutional Investors” (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of the Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of  $1,000,000. Eligible Investors (as that term is defined in the Prospectus) are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403 (b) plans. Class R6 shares of the Fund have an investment minimum of  $1,000,000 and a minimum account balance of  $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Fund reserves the right to redeem shares if an account balance for the Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
Orders for the purchase of shares of the Fund will be confirmed at the NAV next determined after receipt of the order in proper form by the Transfer Agent, generally as of the close of the NYSE on that day. Orders received by financial intermediaries prior to the close of the NYSE and received by the Transfer Agent prior to the close of that Business Day will be confirmed at the NAV as of the close of the NYSE on that day. Dealers and other financial services firms are obligated to transmit orders promptly.
The Fund offers you the option to submit purchase orders through your financial intermediary or through the Fund’s Transfer Agent. Purchase orders may be delivered to the Transfer Agent by mail or phone, and purchase proceeds may be sent by check, wire transfer or ACH.
Shares of the Fund have not been registered outside of the United States. The Adviser does not generally offer shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Initial Investment By Mail.
Subject to acceptance by the Fund, an account may be opened by completing and signing an account application and mailing it to the Transfer Agent at the address noted below, together with a check payable to “AGF Funds”.
Regular Mail:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Overnight Courier:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.
Initial Investment By Wire.
To purchase shares by wire, the Fund’s Transfer Agent must have received a completed application and issued an account number to you. Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire. Your bank must include both the name of the Fund you are purchasing, the account number, and the account registration name so that monies can be correctly applied. Please use the following wire instructions:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Shareholder account registration name and shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Additional Investments.
To add to your account, you may follow any one of the following steps:
By Telephone
Investors may purchase additional shares of the Fund by calling 833-AGF-FUND (833-243-3863). If you did not decline the telephone option on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
By Mail
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Make your check payable to “AGF Funds.”

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Mail the stub from your confirmation statement. Or, if unavailable, please provide the following information with your payment:

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AGF Investments America Inc.

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Account registration name and shareholder account number

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Share class

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Mail your additional investment to:

AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

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By overnight courier, send to:

AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

By Wire
To purchase shares and make additional investments by bank wire, please use the following wire instructions:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Account registration name and shareholder account number)
•
Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire.

Shares of the Fund are not certificated and the record of owners of Shares are kept on the books of the Fund’s Transfer Agent.
Transaction Cut-Off Times
All purchase or sell orders are processed at the NAV next determined after your order was received in good order by the Transfer Agent, or your financial intermediary. You may submit your order by mail, phone, or through your financial intermediary. The cut-off time for an order is market close (usually 4:00 p.m. Eastern Time).
A purchase request in good order includes the name of the Fund and Share class; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the AGF Funds. A sell request in good order contains your shareholder account number, states whether you want all or some of your shares redeemed, and is signed by all of the shareholders whose names appear on the account registration).
Redeeming Shares
Class I and Class R6 shares of the Fund will be sold at the NAV next calculated after your request is submitted in good order. You will generally receive the proceeds of your sale within seven days after your request was received in good order.
You will generally receive the proceeds of your sale within seven days after your request was received in good order. The Fund typically sends the redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Fund may suspend the right to redeem shares of the Fund and may postpone payment for any period beyond seven days:
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during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

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when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

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as the SEC may by order permit for the protection of the security holders of the Fund; or

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at any other time as the SEC, laws or regulations may allow.

If you are redeeming shares that you recently purchased by check or electronic funds transfer through the ACH network, the Fund may delay sending your redemption proceeds until your payment for the purchase has cleared. This may take up to 15 calendar days after your purchase is received.
The Fund typically expects that the Fund will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under the “Redemptions In-Kind” section below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.
In addition to the rights expressly set forth in the Prospectus and this SAI, the Fund reserves the right to close your account or redeem your shares in other circumstances as may be determined by the Board or by the Fund pursuant to policies adopted by the Board. The Fund, the Adviser (or its affiliates), and the Board will not be responsible for any loss in your account or tax liability resulting from such a redemption.
If selling your shares through your financial adviser or broker, please contact them to ask about their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that may affect your redemption. Otherwise, please follow the information below.
To sell shares please contact U.S. Bancorp Fund Services, LLC, the Fund’s Transfer Agent.
By Phone:
If you have previously authorized telephone redemptions, proceeds redeemed by telephone will be sent only to an investor’s address or bank of record as shown on the records of the Transfer Agent.
You may redeem up to $100,000 by calling 833-AGF-FUND (833-243-3863). If you have changed your address, there is a 15 calendar day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

IRA and other retirement plan redemptions
If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.
Shares held in IRA accounts may be redeemed by telephone at 833-AGF-FUND (833-243-3863). Investors will be asked whether or not to withhold taxes from any distribution.
By Mail:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1.
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the shareholder account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

2.
Mail or courier the letter to the applicable address above or below.

3.
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

By Overnight Courier:
AGF Investments America Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
By Wire:
Redemption proceeds may be wired to your pre-identified bank account. A $15 fee may be deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of  $15 may be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern Time, the Fund will normally wire the money on the following Business Day. If the Fund receives your request after 4:00 p.m. Eastern Time, the Fund will normally wire the money on the second Business Day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” section below for information on when a signature guarantee is required.
Signature Guarantees
A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:
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If ownership is being changed on your account;

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When redemption proceeds are payable or sent to any person, address or bank account not on record;

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If a change of address was received by the Transfer Agent within the last 15 calendar days; and

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For all redemptions in excess of  $100,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A signature guarantee from a notary public is not acceptable.
Redemptions In-Kind
The Fund reserves the right to pay certain large redemptions, either totally or partially, in-kind with securities (instead of cash), consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. The securities involved in a redemption in-kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder were to receive a redemption in-kind, it would be the responsibility of the shareholder to dispose of the securities, which may result in capital gains or other tax consequences. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it may be difficult to sell the securities, and that brokerage fees and other transaction costs could be incurred.
Exchanging Shares
An exchange is when you sell shares of a class of one Fund and use the proceeds from that sale to purchase shares of the same class of another fund managed by AGFA in the same trust. You may make exchanges only between identically registered accounts (same account registration name(s), address and taxpayer ID number(s)). Please confirm with the Transfer Agent that the fund into which you intend to exchange is available for sale in your State. Not all funds available for exchange may be available for purchase in your State. You may make exchanges on any Business Day of shares of the Fund for corresponding shares of any other fund managed by AGFA in the same trust on the basis of the respective NAVs of the shares involved.
Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Transfer Agent or your financial intermediary prior to 4:00 p.m., Eastern Time in order to be processed at that Business Day’s NAV.
The exchange privilege may be modified or discontinued at any time.
Proxy Voting Policy and Procedures
The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Fund’s portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services.
The Adviser has established policies and procedures (“Proxy Voting Policy”) in relation to voting on matters for which the Fund receives, in the capacity as securityholder, proxy materials for a meeting of securityholders of an issuer. The Adviser has delegated the responsibility to vote issuer proxy solicitations to the Portfolio Manager of the Fund as part of his obligations in the general management of portfolio securities of the Fund. The Proxy Voting Policy provides a framework for the Portfolio Manager on how to approach the voting of securities held by the Fund to create a disciplined approach to voting.

The Adviser has also retained a third party service provider, Institutional Shareholder Services (“ISS”), to provide proxy analysis, vote recommendations and vote execution services on behalf of the Adviser and the Fund, all in accordance with the Proxy Voting Policy. The Adviser has agreed to and the Board has approved the use of the ISS U.S. Sustainability Proxy Voting Guidelines (the “ISS Guidelines”), which reflects voting guidelines that are consistent with the objectives of sustainability-minded investors and fiduciaries. The ISS Guidelines recognizes the growing view among investment professionals that sustainability or environmental, social, and corporate governance (ESG) factors could present material risks to portfolio investments. The ISS Guidelines incorporates ESG performance into investment making decisions in order to have a more comprehensive understanding of the overall risk profile of the companies in which they invest and ensure sustainable long-term profitability for their beneficiaries. The ISS Guidelines seeks to promote support for recognized global governing bodies promoting sustainable business practices advocating for stewardship of environment, fair labor practices, non-discrimination, and the protection of human rights. Generally, the ISS Guidelines will take as its frame of reference internationally recognized sustainability-related initiatives. Each of these efforts promote a fair, unified and productive reporting and compliance environment which advances positive corporate ESG actions that promote practices that present new opportunities or that mitigate related financial and reputational risks. On matters of corporate governance, executive compensation, and corporate structure, the ISS Guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance.
Under the Proxy Voting Policy, the primary responsibility of the Portfolio Manager is to act in the best interest of the Fund, which includes maximizing positive economic effect on the Fund’s value and to protect the Fund’s rights as a securityholder. The Proxy Voting Policy includes a discussion regarding particular matters brought to a vote but they are not exhaustive. The Portfolio Manager may depart from the Proxy Voting Policy on specific matters addressed in the Policy where the Portfolio Manager believes it is necessary to do so in the best interests of the Fund and its shareholders.
In certain cases, proxy votes may not be cast. For example, the Portfolio Manager may determine that it is not in the best interests of shareholders of the Fund to vote proxies. These case could include situations where there would be extraordinary costs to vote proxies or where it may not be possible to vote certain proxies despite good faith efforts to do so (for example, where inadequate notice of the matter is provided).
The Proxy Voting Policy that the Fund follows when voting proxies relating to portfolio securities are available on request, at no cost, by calling 833-AGF-FUND (833-243-3863) or writing to us at:
AGF Investments America Inc.
c/o U.S Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
The Proxy Voting Policy for each of the commonly raised matters require case-by-case analysis with consideration given to the protection of securityholders rights and positive economic securityholder value. Factors to be considered for each include:-
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Appointment of Auditors: Independence.

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Election of Directors: Independence, long-term director performance, egregious actions, compensation and structure.

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Increase in Authorized Common/Voting Stock: Dilution implications.

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Changes in Capital Structure: Economic effect and securityholder rights.

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Executive Compensation: Interest alignment and performance.

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Employee Stock Purchase Plans: Dilution, plan governance, securityholder rights and interests alignment.

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Corporate Restructurings, Mergers and Acquisitions: Strategic rationale, securityholder rights, financial implications and future economic prospects.

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Poison Pills: Securityholder rights and economic impact.

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Any Proposal Affecting Securityholder Rights: Preservation of rights and dilution implications.

Conflicts of Interest
A conflict of interest may exist where the Portfolio Manager, the Adviser’s employees or an entity related to the Adviser maintains a relationship (that is or may be perceived as significant) with the issuer soliciting the proxy or a third party with material interest in the outcome of the proxy vote. In cases where such a conflict of interest may exist, the Adviser has formed an independent proxy voting committee, which will include members independent of the conflict, to consider the matter that is subject to the vote and make a determination, based upon representations to it, as to how to vote the proxy.
The Adviser confirms the Portfolio Manager maintains a Code of Ethics that identifies the conflicts of interest and requires, at all times, the best interests of the Fund be placed ahead of the conflicting interest. Where the interest is a personal interest, the Code of Ethics must provide for specific consequences to the individuals involved in the event the interests of the Fund are not placed ahead of their own.
Proxy Voting Records
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 833-AGF-FUND (833-243-3863) or visiting the website of the SEC, www.sec.gov.
Determination of Net Asset Value
The net asset value, or NAV, of Shares is calculated as of the close of normal trading on each Business Day (usually 4:00 p.m. Eastern Time). The Fund’s NAV per Share is calculated separately for each class of shares of the Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.
Taxation
The following summarizes certain federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, possibly with retroactive effect. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.
The Fund intends to qualify annually and intends to elect or has elected to be treated as a regulated investment company under the Code. To qualify for treatment as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities, or currencies (the “Qualifying Income

Test”); (ii) diversify its holdings so that, at the end of each quarter of the taxable year (or within 30 days after such quarter), (a) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (iii) distribute dividends of an amount at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses), determined without regard to the deduction for dividends paid, plus its net tax-exempt interest each taxable year (the “Annual Minimum Distribution Requirement”).
The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.
Certain requirements relating to the qualification of the Fund as a regulated investment company may limit the extent to which the Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if the Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund’s ability to qualify as a regulated investment company might be affected.
Assuming the Fund qualifies as a regulated investment company, the Fund generally will not be subject to federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.
Generally, regulated investment companies, like the Fund, typically must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. Generally, to avoid this tax, a regulated investment company must distribute in respect of each calendar year dividends of an amount at least equal to the sum of: (i) 98% of its ordinary income (taking into account certain adjustments and deferrals) for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed during such years and on which the regulated investment companies paid no federal income tax. To avoid application of the excise tax, the Fund generally intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
If the Fund were unable to distribute an amount at least equal to the Annual Minimum Distribution Requirement within applicable time periods, the Fund would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed investment company taxable income and gains. In addition, the ability of the Fund to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies in making tax-related computations. Thus, if the Fund were unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, or its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties).

All dividends from net investment income, together with distributions of any realized net short-term capital gains, whether paid direct to the shareholder or reinvested in shares of the Fund, are generally taxable as ordinary income.
For federal income tax purposes, dividends paid by the Fund from net investment income may qualify for the corporate stockholder’s dividends received deduction to the extent the Fund reports the amount distributed as a qualified dividend. The aggregate amount reported as a qualified dividend by the Fund cannot exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The corporate dividends received deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days. In addition, a corporate stockholder must hold Fund shares for at least 46 days as well as satisfy certain other requirements in order to be eligible to claim the dividends received deduction.
The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund or reinvested in Fund shares will generally be taxable to shareholders as long-term capital gain. Capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Advice as to the tax status of each year’s dividends and distributions will be mailed annually. A purchase of shares shortly before payment of a dividend or distribution may be disadvantageous because the dividend or distribution to the purchaser has the effect of reducing the per share NAV of the shares by the amount of the dividends or distributions. In addition, all or a portion of such dividends or distributions (although in effect a return of capital) may be taxable.
The maximum individual rate applicable to “qualified dividend income” and long-term capital gains ranges from 0% to 20%, depending on whether the individual’s income exceeds certain threshold amounts. The aggregate amount designated as qualified dividend income by the Fund cannot exceed the aggregate amount of eligible dividends received by the Fund from domestic corporations and certain qualified foreign corporations for the taxable year. Qualified dividend income will be limited if the shares with respect to which the dividends are received are deemed to have been held less than 61 days. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. The Fund shareholder would also have to satisfy a more than 60-day holding period as well as certain other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. The amount of the Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Generally, gain or loss realized upon the sale or redemption of shares (including the exchange of shares for shares of another fund) will be capital gain or loss if the shares are held as capital assets in the shareholder’s hands, and will be taxable to shareholders, respectively, as long-term capital gain or loss if the shares had been held for more than one year at the time of sale or redemption. Capital gain or loss on shares held as capital assets for less than one year generally will be taxable to shareholders, respectively, as short-term capital gain or loss. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares. In addition, any loss realized on a sale, exchange or redemption of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the date the shares are disposed of, such as pursuant to the reinvestment of dividends. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Cost Basis Reporting — Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us otherwise in writing, to use another method. Accounts opened through a financial intermediary may be subject to different cost basis policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.
Fund shareholders should consult with their tax advisors to determine the appropriate cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to their particular circumstances.
Back-up Withholding — The Fund generally will be required to withhold federal income tax at a rate of 24% (“back-up withholding”) from dividends paid, capital gain distributions and redemption proceeds to shareholders if  (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to back-up withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.
Passive Foreign Investment Companies — The Fund may invest in stocks of foreign companies that are treated under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is treated as a PFIC if at least one half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over a period during which the Fund held the PFIC stock. The Fund itself generally will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.
The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC (i.e., the “mark-to-market election”). If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund’s PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized. If this election were made, any tax otherwise assessed at the Fund level under the PFIC rules generally would be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to be subject to tax annually as a regulated investment company may limit the Fund’s elections with respect to PFIC stock.
Although not required to do so, it is likely that the Fund will choose to make the mark-to-market election with respect to PFIC stock acquired and held. If this election is made, the Fund may be required to make ordinary dividend distributions to their shareholders based on the Fund’s unrealized gains for which no cash has been generated through disposition or sale of the shares of PFIC stock.
Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.
Options, Futures, Forward Contracts and Swap Agreements — Certain options, futures contracts, and forward contracts in which the Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to the Fund are not entirely clear.
The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions. Because only a few regulations regarding the treatment of swap agreements and related caps, floors and collars have been implemented, the tax consequences of such transactions are not entirely clear. The Fund intend to account for such transactions in a manner deemed by them to be appropriate, but the IRS might not necessarily accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected or taxes and interest may be imposed upon the examination and challenged by the IRS.
The requirements applicable to the Fund’s qualification as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.
Market Discount — If the Fund acquires a debt security at a price below the lower of the adjusted issue price or the stated redemption price of such debt security, the excess of its stated redemption price at maturity over its acquisition cost constitutes “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of  (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.” The Fund may elect to include market discount in income currently. If this election is made, it will apply to all debt securities that the Fund holds which have market discount.
Original Issue Discount — Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given taxable year generally is treated for federal income tax purposes as interest, and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales — These rules may affect timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
REITs — REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed as dividends to shareholders if the REITs comply with the Code’s requirements.
REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of  “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT generally do not qualify for the intercorporate dividends received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. In addition, ordinary income distributions from a REIT generally do not qualify for the lower rate on “qualifying dividends.” Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Fund intends to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital.
REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to extend the deadline for issuance of Forms 1099-DIV.
Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”). The IRS has recently issued proposed regulations permitting a regulated investment company to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction.
Investments in Other Funds — If the Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).
If the Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.
As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that the Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
Foreign Taxation — Income earned and gain realized by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.
The imposition of such taxes will reduce the amount of dividends and distributions paid to the Fund’s shareholders. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder either (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”
Securities Lending — The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to its stockholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on a security during the period that such security was not directly held by the Fund may not give rise to either qualified dividend income or income otherwise eligible for the corporate dividends received deduction; and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and, therefore, cannot be passed through to stockholders even if the Fund satisfies the requirements described in “Foreign Taxation,” above.
Foreign Currency Transactions — Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, options, and similar financial instruments, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
Foreign Shareholders — Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of Fund shares, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Fund shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.
Certain properly designated dividends received by a nonresident alien or foreign entity are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which we or the Non-U.S. stockholder are at least a 10% shareholder, reduced by expenses that are allocable to such income), or (b) are paid in connection with the

Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, no assurance can be given as to whether any of the Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be designated as such by the Fund. In the case shares of Fund shares held through an intermediary, the intermediary may withhold U.S. federal income tax even if the Fund designates the payment as a dividend derived from qualified net interest income or qualified short-term capital gain. Moreover, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as derived from qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.
The Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.
The tax consequences, including the applicable rate of taxation and characterization of distributions, to a foreign shareholder entitled to claim the benefits of any applicable tax treaty may be different from those described herein, as well as could vary depending upon the foreign shareholder’s level of current and prior ownership of Fund shares. Foreign shareholders are urged to consult their own tax advisers and, if holding Fund shares through intermediaries, their intermediaries, concerning the application of these rules as well as with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes and the potential applicability of the U.S. estate tax.
Other Taxes — The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in the Fund. Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Depending upon the nature and extent of the Fund’s contacts with a state or local jurisdiction, the Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.
Financial Statements
The audited financial statements for the Fund for the fiscal year ended June 30, 2019 are incorporated herein by reference to the Annual Report to shareholders of the Fund for that year in reliance upon such reports and on the authority of PwC as an expert in accounting and auditing.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(i)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Trust Instrument. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).

	(iii)	Correction to the Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).

	(iv)	Schedule A to the Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 1, 2019).

(b)		Amended and Restated Bylaws. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(c)		Instruments Defining Rights of Security Holders. Not applicable.

(d)	(i)	Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 29, 2016).

	(ii)	First Amendment to Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iii)	Investment Management Agreement with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(iv)	Second Amendment to Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(v)	Third Amendment to Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

(e)	(i)	ETF Distribution Agreement with Foreside Fund Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	ETF Distribution Agreement Novation with Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 30, 2017).

(iii)

Distribution Agreement with Foreside Fund Services, LLC with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(iv)	Second Amendment to the ETF Distribution Agreement with Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

(f)		Bonus or Profit Sharing Contracts. Not applicable.

(g)	(i)	Global Custody Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Joinder and Amendment to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

(h)	(i)	ETF Agency Services Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amendment Exhibit A to the ETF Agency Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(iii)	Fund Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(iv)	Joinder and Amendment to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(v)	Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(vi)	Transfer Agent Servicing Agreement with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(vii)	Expense Limitation Agreement with respect to AGFiQ ETFs other than AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(viii)	Expense Limitation Agreement with respect to AGF Global Sustainable Growth Equity Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

	(ix)	Amended Expense Limitation Agreement with respect to AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

	(x)	First Amendment to Expense Limitation Agreement with respect to AGFiQ ETFs other than the AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

(i)		Opinion and Consent of Counsel. (Filed herewith).

(j)		Consent of Independent Registered Public Accounting Firm. Incorporated by Reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

(k)		Omitted Financial Statements. Not applicable.

(l)		Agreement for providing initial capital. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 8, 2011).

(m)		Form of Distribution Plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(n)		Rule 18f-3 Plan with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

(o)		Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(p)	(i)	Code of Ethics of FQF Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Code of Ethics of AGF Investments LLC (formerly, FFCM LLC). Incorporated by Reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

	(iii)	Code of Ethics of AGF Investments America Inc. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(iv)	Code of Ethics of Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article IX, Section 2 of the Registrant’s Trust Instrument provides that:

(a)     Subject to the exceptions and limitations contained in subsection (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)     as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Covered Person:

(i)     who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)    in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)     To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)     Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 6 of the AGFiQ ETFs Investment Advisory Agreement provides that:

A.     Adviser. Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Adviser’s undertaking to do so, that Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Adviser, even though paid by it.

B.      Trustees and Shareholders. Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one Fund, the obligations hereunder shall be limited to the respective assets of that Fund. The Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of a Trust. This Agreement is executed by each Trust’s Trustees and/or officers in their capacities as Trustees and/or officers and the obligations of this Agreement are not binding upon any of them or the shareholders individually; rather, they are binding only upon the assets and property of the Trust.

C.      Consequential Damages. Neither party shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 9 of the AGF Mutual Funds Investment Management Agreement provides that:

(a)     The Manager shall fully and faithfully discharge all its obligations, duties and responsibilities pursuant to this Agreement, (i) solely in the best interests of the Funds and their shareholders, and (ii) in good faith and with the due care, skill, prudence, and diligence under the circumstances then prevailing that a prudent, professional fiduciary investment adviser acting in a like capacity would use in the conduct of an enterprise of a like character and with like aims. The Manager shall not be liable to the Trust, the Funds or to any of their respective affiliates or to any shareholder for any error of judgment or for any loss suffered by the Funds in connection with the performance of this Agreement, except for a loss resulting from the Manager’s (y) (A) willful misfeasance, bad faith, negligence or reckless disregard in the performance of its obligations and duties under Section 3 of this Agreement or (B) willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its other obligations and duties hereunder, or (z) material breach of this Agreement.

(b)    It is understood and expressly stipulated that none of the Trustees, officers, employees, agents or shareholders of the Trust or the Funds shall be personally liable hereunder. All persons dealing with the Trust must look solely to the property of the Trust or the relevant Fund(s) for the enforcement of any claims and the satisfaction of any liability against the Trust, as neither the Trustees, officers, employees, or agents nor the shareholders assume any personal liability for obligations entered into on behalf of the Trust or any Fund. No Fund shall be liable for any expense of or claim against any other series of the Trust, except Trust-wide expenses will be allocated to the various series of the Trust as determined to be appropriate by officers of the Trust.

(c)     Nothing in this Section shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

(d)     Neither the Manager nor the Trust shall be liable for special, consequential or incidental damages.

Section 6 of the ETF Distribution Agreement provides that:

(a)     The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Adviser in writing or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of the remainder of its duties or obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b)    The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought on account of its indemnity agreement contained in this Section unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c)     No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Section 7 of the AGF Mutual Funds Distribution Agreement provides that

A.     The Client shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors/trustees, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the reasonable costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Funds pursuant to this Agreement; (ii) the Client’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Client’s failure to comply with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Shares of the Funds are sold, provided, however, that the Client’s obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Client or its counsel by the Distributor in writing and acknowledging the purpose of its use. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Client or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Client’s agreement to indemnify the Distributor Indemnitees with respect to any action is expressly conditioned upon the Client being notified of such action or claim of loss brought against any Distributor Indemnitee, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Distributor Indemnitee, unless the failure to give notice does not prejudice the Client. Such notification shall be given by letter or by telegram addressed to the Client’s President, but the failure so to notify the Client of any such action shall not relieve the Client from any liability which the Client may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Client’s indemnity agreement contained in this Section 7(A).

B.      The Client shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Client elects to assume the defense, such defense shall be conducted by counsel chosen by the Client and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Client elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Client does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Client or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Client and the Distributor Indemnitee(s), the Client will reimburse the Distributor Indemnitee(s) in such suit, for the reasonable fees and expenses of any counsel retained by Distributor and them. The Client’s indemnification agreement contained in Sections 7(A) and 7(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each Distributor Indemnitee.

C.       The Distributor shall indemnify, defend and hold the Client, its affiliates, and each of their respective directors/trustees, officers, employees, representatives, and any person who controls or previously controlled the Client within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Client by the Distributor in writing. In no event shall anything contained herein be so construed as to protect the Client against any liability to the Distributor to which the Client would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Distributor’s agreement to indemnify the Client Indemnitees is expressly conditioned upon the Distributor’s being notified of any action or claim of loss brought against a Client Indemnitee, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Client Indemnitee, unless the failure to give notice does not prejudice the Distributor. The failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(C).

D.       The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Client Indemnitee, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Client Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Client does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Distributor and the Client Indemnitee(s), the Distributor will reimburse the Client Indemnitee(s) in such suit, for the fees and expenses of any counsel retained by the Client and them. The Distributor’s indemnification agreement contained in Sections 7(C) and (D) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Client Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Client’s benefit, to the benefit of each Client Indemnitee.

E.       No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act, the rules of the FINRA,; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

F.       No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of this Section 7, without the prior written approval from the indemnifying party, which approval shall not be unreasonably withheld. No indemnifying party shall settle any claim on behalf of an indemnified party, under the terms of this Section 7, without the prior written approval from the indemnified party.

Item 31.	Business and Other Connections of Investment Adviser

AGF Investments LLC (“AGFUS”), a Delaware limited liability company and a wholly-owned subsidiary of AGF Management Limited, is a registered investment adviser. AGFUS’ offices are located at 53 State Street, Suite 1308, Boston, Massachusetts 02109. Information as to the officers and directors of AGFUS is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

AGF Investments America Inc. (“AGFA”), a registered investment adviser, is a corporation organized under the laws of Ontario, Canada and a wholly-owned subsidiary of AGF Management Limited. AGFA’s offices are located at 66 Wellington St. W., Toronto, Ontario, Canada, M5K 1E9. Information as to the officers and directors of AGFA is included in its current Form ADV (File No. 801-68681) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust

3.	AdvisorShares Trust
4.	American Century ETF Trust
5.	Amplify ETF Trust
6.	ARK ETF Trust
7.	Bluestone Community Development Fund (f/k/a The 504 Fund)
8.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
9.	Bridgeway Funds, Inc.
10.	Brinker Capital Destinations Trust
11.	Center Coast Brookfield MLP & Energy Infrastructure Fund
12.	Cliffwater Corporate Lending Fund
13.	CornerCap Group of Funds
14.	Davis Fundamental ETF Trust
15.	Direxion Shares ETF Trust
16.	Eaton Vance NextShares Trust
17.	Eaton Vance NextShares Trust II
18.	EIP Investment Trust
19.	Ellington Income Opportunities Fund
20.	EntrepreneurShares Series Trust
21.	Evanston Alternative Opportunities Fund
22.	EventShares U.S. Policy Alpha ETF, Series of Listed Funds Trust (f/k/a Active Weighting Funds ETF Trust)
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	FEG Absolute Access Fund I LLC
25.	Fiera Capital Series Trust
26.	FlexShares Trust
27.	Forum Funds
28.	Forum Funds II
29.	FQF Trust
30.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
31.	GraniteShares ETF Trust
32.	Guinness Atkinson Funds
33.	Infinity Core Alternative Fund
34.	Innovator ETFs Trust
35.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
36.	Ironwood Institutional Multi-Strategy Fund LLC
37.	Ironwood Multi-Strategy Fund LLC
38.	IVA Fiduciary Trust
39.	John Hancock Exchange-Traded Fund Trust
40.	Manor Investment Funds
41.	Miller/Howard Funds Trust
42.	Miller/Howard High Income Equity Fund
43.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
44.	Morningstar Funds Trust
45.	Pickens Morningstar® Renewable Energy Response™ ETF
46.	OSI ETF Trust
47.	Pacific Global ETF Trust
48.	Palmer Square Opportunistic Income Fund
49.	Partners Group Private Income Opportunities, LLC
50.	PENN Capital Funds Trust
51.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
52.	Plan Investment Fund, Inc.
53.	PMC Funds, Series of Trust for Professional Managers
54.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
55.	Quaker Investment Trust
56.	Ranger Funds Investment Trust
57.	Renaissance Capital Greenwich Funds
58.	RMB Investors Trust (f/k/a Burnham Investors Trust)
59.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
60.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
61.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
62.	Salient MF Trust
63.	SharesPost 100 Fund

64.	Six Circles Trust
65.	Sound Shore Fund, Inc.
66.	Steben Alternative Investment Funds
67.	Strategy Shares
68.	Syntax ETF Trust
69.	Tactical Income ETF, Series of Collaborative Investment Series Trust
70.	The Chartwell Funds
71.	The Community Development Fund
72.	The Relative Value Fund
73.	Third Avenue Trust
74.	Third Avenue Variable Series Trust
75.	Tidal ETF Trust
76.	TIFF Investment Program
77.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
78.	Timothy Plan US Large Cap Core ETF, Series of The Timothy Plan
79.	Transamerica ETF Trust
80.	U.S. Global Investors Funds
81.	Variant Alternative Income Fund
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
97.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
98.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
99.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
100.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
101.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
102.	Vivaldi Opportunities Fund
103.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
104.	WisdomTree Trust
105.	WST Investment Trust
106.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust’s service providers, whose addresses are as follows:

JPMorgan Chase Bank, N.A. 70 Fargo Street, 4th Floor Boston, MA 02110	AGF Investments & AGF 53 State Street Suite 1308 Boston, MA 02109	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

U.S. Bancorp Fund Services, LLC – Transfer Agent to the AGF Mutual Funds

777 East Wisconsin Avenue

Milwaukee, WI 53202

Item 34.	Management Services

None.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 63 meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of October, 2019.

FQF TRUST
By:	/s/William DeRoche
William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William DeRoche	President	October 28, 2019
William DeRoche

/s/Joshua Hunter	Principal Financial Officer and Treasurer	October 28, 2019
Joshua Hunter

/s/Peter A. Ambrosini *	Trustee	October 28, 2019
Peter A. Ambrosini

/s/William C. Carey *	Trustee	October 28, 2019
William C. Carey

/s/Joseph A. Franco *	Trustee	October 28, 2019
Joseph A. Franco

/s/Richard S. Robie III *	Trustee	October 28, 2019
Richard S. Robie III

/s/Robert J. Rhatigan
Robert J. Rhatigan

*Signatures affixed by Robert J. Rhatigan on October 28, 2019 pursuant to power of attorney.

Exhibit Index

EX.99.i	Opinion and Consent of Counsel.